UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-23013

Goldman Sachs ETF Trust

(Exact name of registrant as specified in charter)

200 West Street, New York, New York	10282
(Address of principal executive offices)	(Zip code)

Caroline Kraus, Esq. Goldman, Sachs & Co. 200 West Street New York, New York 10282	Copies to: Geoffrey R.T. Kenyon, Esq. Dechert LLP One International Place, 40th Floor 100 Oliver Street Boston, MA 02110-2605

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 655-4400

Date of fiscal year end: August 31

Date of reporting period: November 30, 2016

Item 1.	Schedule of Investments.

GOLDMAN SACHS ACTIVEBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments

November 30, 2016 (Unaudited)

Shares	Description	Value
Common Stocks – 86.4%
Brazil – 6.1%
1,060,036	Ambev SA (Consumer Staples)	$ 5,374,610
223,359	Banco Bradesco SA (Financials)	1,924,222
235,484	Banco do Brasil SA (Financials)	1,984,122
241,170	Banco Santander Brasil SA (Financials)	2,007,789
307,802	BB Seguridade Participacoes SA (Financials)	2,574,344
263,834	BM&FBovespa SA - Bolsa de Valores Mercadorias e Futuros (Financials)	1,295,575
99,698	BRF SA (Consumer Staples)	1,522,365
190,877	CETIP SA - Mercados Organizados (Financials)	2,503,268
144,780	Cia de Saneamento Basico do Estado de Sao Paulo (Utilities)	1,282,368
432,701	Cia Siderurgica Nacional SA (Materials)*	1,590,088
132,994	Cielo SA (Information Technology)	1,168,539
119,949	Cosan SA Industria e Comercio (Energy)	1,400,026
118,941	CPFL Energia SA (Utilities)	867,135
309,459	EDP - Energias Do Brasil SA (Utilities)	1,297,303
195,812	Embraer SA (Industrials)	959,233
86,544	Engie Brasil Energia SA (Utilities)	917,251
158,424	Equatorial Energia SA (Utilities)	2,458,441
148,192	Hypermarcas SA (Health Care)	1,137,781
480,042	Lojas Renner SA (Consumer Discretionary)	3,190,346
39,365	M Dias Branco SA (Consumer Staples)	1,361,627

Shares	Description	Value
Common Stocks – (continued)
Brazil – (continued)
52,398	Multiplan Empreendimentos Imobiliarios SA (Real Estate)	$ 900,487
173,695	Natura Cosmeticos SA (Consumer Staples)	1,345,398
558,884	Odontoprev SA (Health Care)	1,933,169
415,969	Petroleo Brasileiro SA (Energy)*	2,271,381
163,090	Porto Seguro SA (Financials)	1,379,937
248,779	Raia Drogasil SA (Consumer Staples)	4,743,166
327,896	Sul America SA (Financials)	1,819,544
100,467	Ultrapar Participacoes SA (Energy)	2,052,408

		53,261,923

Chile – 1.3%
2,200,229	Aguas Andinas SA, Class A (Utilities)	1,379,013
15,605	Banco de Chile ADR (Financials)	1,051,309
24,667	Banco de Credito e Inversiones (Financials)	1,236,044
493,093	Cencosud SA (Consumer Staples)	1,453,820
159,071	Cia Cervecerias Unidas SA (Consumer Staples)	1,600,873
117,390	Empresas COPEC SA (Energy)	1,139,348
111,599	Latam Airlines Group SA ADR (Industrials)*	968,679
160,121	SACI Falabella (Consumer Discretionary)	1,265,457
36,721	Sociedad Quimica y Minera de Chile SA ADR (Materials)	1,050,955

		11,145,498

GOLDMAN SACHS ACTIVEBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

November 30, 2016 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
China – 25.8%
228,030	AAC Technologies Holdings, Inc. (Information Technology)	$ 2,063,740
9,268,514	Agricultural Bank of China Ltd., Class H (Financials)	3,883,464
199,553	Alibaba Group Holding Ltd. ADR (Information Technology)*	18,761,973
494,362	ANTA Sports Products Ltd. (Consumer Discretionary)	1,449,947
49,835	Baidu, Inc. ADR (Information Technology)*	8,319,953
18,101,030	Bank of China Ltd., Class H (Financials)	8,237,659
3,336,354	Bank of Communications Co. Ltd., Class H (Financials)	2,563,564
197,164	Beijing Enterprises Holdings Ltd. (Industrials)	909,990
3,432,882	Belle International Holdings Ltd. (Consumer Discretionary)	1,969,449
154,100	BYD Co. Ltd., Class H (Consumer Discretionary)	927,781
5,068,626	China Cinda Asset Management Co. Ltd., Class H (Financials)	1,829,676
3,675,341	China CITIC Bank Corp Ltd., Class H (Financials)	2,397,585
3,694,382	China Communications Services Corp. Ltd., Class H (Telecommunication Services)	2,176,626
709,311	China Conch Venture Holdings Ltd. (Industrials)	1,307,671
18,793,781	China Construction Bank Corp., Class H (Financials)	14,004,506
2,856,351	China Everbright Bank Co. Ltd., Class H (Financials)	1,355,143
2,361,570	China Huarong Asset Management Co. Ltd. (Financials)*(a)	949,907

Shares	Description	Value
Common Stocks – (continued)
China – (continued)
3,730,646	China Huishan Dairy Holdings Co. Ltd. (Consumer Staples)	$ 1,394,787
429,596	China Life Insurance Co. Ltd., Class H (Financials)	1,248,914
920,069	China Medical System Holdings Ltd. (Health Care)	1,534,902
1,008,681	China Mengniu Dairy Co. Ltd. (Consumer Staples)	2,067,649
1,167,555	China Merchants Bank Co. Ltd., Class H (Financials)	2,884,023
1,978,763	China Minsheng Banking Corp. Ltd., Class H (Financials)	2,234,723
1,410,494	China Mobile Ltd. (Telecommunication Services)	15,393,026
744,443	China Overseas Land & Investment Ltd. (Real Estate)	2,149,836
299,953	China Pacific Insurance Group Co. Ltd., Class H (Financials)	1,165,913
5,530,420	China Petroleum & Chemical Corp., Class H (Energy)	3,864,410
1,300,647	China Railway Group Ltd., Class H (Industrials)	1,173,771
784,739	China Resources Beer Holdings Co. Ltd. (Consumer Staples)*	1,661,208
454,983	China Resources Land Ltd. (Real Estate)	1,105,101
587,655	China Resources Power Holdings Co. Ltd. (Utilities)	966,716
616,773	China Shenhua Energy Co. Ltd., Class H (Energy)	1,277,017
6,346,282	China Telecom Corp. Ltd., Class H (Telecommunication Services)	3,068,149
2,251,914	China Unicom Hong Kong Ltd. (Telecommunication Services)	2,734,819

GOLDMAN SACHS ACTIVEBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

November 30, 2016 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
China – (continued)
2,403,397	Chongqing Rural Commercial Bank Co. Ltd., Class H (Financials)	$ 1,499,673
903,628	CITIC Ltd. (Industrials)	1,390,977
1,368,386	CNOOC Ltd. (Energy)	1,725,334
2,618,449	Country Garden Holdings Co. Ltd. (Real Estate)	1,465,074
2,315,717	CSPC Pharmaceutical Group Ltd. (Health Care)	2,486,888
24,992	Ctrip.com International Ltd. ADR (Consumer Discretionary)*	1,130,388
1,639,609	Dongfeng Motor Group Co. Ltd., Class H (Consumer Discretionary)	1,667,797
1,143,642	Far East Horizon Ltd. (Financials)	1,033,556
2,533,900	Geely Automobile Holdings Ltd. (Consumer Discretionary)	2,619,930
7,320,366	GOME Electrical Appliances Holding Ltd. (Consumer Discretionary)	953,191
750,437	Guangdong Investment Ltd. (Utilities)	1,050,679
1,044,460	Guangzhou Automobile Group Co. Ltd., Class H (Consumer Discretionary)	1,368,079
879,379	Guangzhou R&F Properties Co. Ltd., Class H (Real Estate)	1,117,838
446,055	Haitong Securities Co. Ltd., Class H (Financials)	860,292
192,762	Hengan International Group Co. Ltd. (Consumer Staples)	1,517,165
16,799,491	Industrial & Commercial Bank of China Ltd., Class H (Financials)	10,287,635
40,281	JD.com, Inc. ADR (Consumer Discretionary)*	1,082,350
754,003	Jiangsu Expressway Co. Ltd., Class H (Industrials)	1,005,123

Shares	Description	Value
Common Stocks – (continued)
China – (continued)
1,382,298	Kunlun Energy Co. Ltd. (Energy)	$ 1,010,440
1,398,088	Lenovo Group Ltd. (Information Technology)	866,972
828,164	Longfor Properties Co. Ltd. (Real Estate)	1,064,479
22,727	NetEase, Inc. ADR (Information Technology)	5,093,121
62,231	New Oriental Education & Technology Group, Inc. ADR (Consumer Discretionary)*	3,122,129
3,787,963	People’s Insurance Co Group of China Ltd. (The), Class H (Financials)	1,596,906
3,789,951	PetroChina Co. Ltd., Class H (Energy)	2,574,957
1,256,016	PICC Property & Casualty Co. Ltd., Class H (Financials)	2,105,059
1,167,906	Ping An Insurance Group Co. of China Ltd., Class H (Financials)	6,459,382
212,883	Shenzhou International Group Holdings Ltd. (Consumer Discretionary)	1,309,137
21,580	SINA Corp./China (Information Technology)*	1,662,955
460,955	Sinopharm Group Co. Ltd., Class H (Health Care)	2,151,260
2,278,086	SOHO China Ltd. (Real Estate)	1,207,085
211,279	Sunny Optical Technology Group Co. Ltd. (Information Technology)	1,063,661
29,573	TAL Education Group ADR (Consumer Discretionary)*	2,263,222
1,144,011	Tencent Holdings Ltd. (Information Technology)	28,568,381
1,193,761	Tingyi Cayman Islands Holding Corp. (Consumer Staples)	1,418,973

GOLDMAN SACHS ACTIVEBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

November 30, 2016 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
China – (continued)
533,513	TravelSky Technology Ltd., Class H (Information Technology)	$ 1,118,385
353,670	Tsingtao Brewery Co. Ltd., Class H (Consumer Staples)	1,395,229
114,094	Vipshop Holdings Ltd. ADR (Consumer Discretionary)*	1,280,135
2,579,290	Want Want China Holdings Ltd. (Consumer Staples)	1,646,005
30,376	Weibo Corp. ADR (Information Technology)*	1,558,592
1,190,206	Yanzhou Coal Mining Co. Ltd., Class H (Energy)	831,663

		224,663,695

Colombia – 0.4%
249,237	Cementos Argos SA (Materials)	892,210
100,535	Grupo de Inversiones Suramericana SA (Financials)	1,167,839
379,365	Interconexion Electrica SA Esp (Utilities)	1,228,938

		3,288,987

Egypt – 0.4%
646,455	Commercial International Bank Egypt SAE GDR (Financials)	2,488,852
471,286	Global Telecom Holding SAE GDR (Telecommunication Services)*	810,612

		3,299,464

Greece – 0.2%
178,747	Hellenic Telecommunications Organization SA (Telecommunication Services)	1,630,687

Shares	Description	Value
Common Stocks – (continued)
Hong Kong – 1.3%
4,648,821	Alibaba Pictures Group Ltd. (Consumer Discretionary)*	$ 893,007
3,153,426	Fullshare Holdings Ltd. (Real Estate)	1,679,030
1,040,482	Haier Electronics Group Co. Ltd. (Consumer Discretionary)	1,735,780
5,265,374	Sino Biopharmaceutical Ltd. (Health Care)	3,611,326
3,610,376	Sun Art Retail Group Ltd. (Consumer Staples)	3,062,698

		10,981,841

Hungary – 0.5%
24,127	MOL Hungarian Oil & Gas PLC (Energy)	1,507,880
45,326	OTP Bank PLC (Financials)	1,221,545
72,409	Richter Gedeon Nyrt (Health Care)	1,445,918

		4,175,343

Indonesia – 2.5%
19,236,384	Adaro Energy Tbk PT (Energy)	2,171,678
2,869,306	Astra International Tbk PT (Consumer Discretionary)	1,598,469
2,076,082	Bank Central Asia Tbk PT (Financials)	2,190,590
1,872,154	Bank Mandiri Persero Tbk PT (Financials)	1,450,479
1,391,720	Bank Rakyat Indonesia Persero Tbk PT (Financials)	1,119,332
374,958	Gudang Garam Tbk PT (Consumer Staples)	1,798,360
3,867,968	Hanjaya Mandala Sampoerna Tbk PT (Consumer Staples)	1,084,544
1,615,202	Indofood Sukses Makmur TBK PT (Consumer Staples)	902,797
11,328,803	Kalbe Farma Tbk PT (Health Care)	1,253,880

GOLDMAN SACHS ACTIVEBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

November 30, 2016 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Indonesia – (continued)
1,039,261	Matahari Department Store Tbk PT (Consumer Discretionary)	$ 1,104,251
9,611,732	Telekomunikasi Indonesia Persero Tbk PT (Telecommunication Services)	2,680,860
818,123	Unilever Indonesia Tbk PT (Consumer Staples)	2,446,370
7,260,564	Waskita Karya Persero TBK PT (Industrials)	1,366,127
5,205,186	XL Axiata Tbk PT (Telecommunication Services)*	883,374

		22,051,111

Malaysia – 2.0%
2,020,000	AirAsia Bhd (Industrials)	1,248,366
1,774,629	Astro Malaysia Holdings Bhd (Consumer Discretionary)	1,037,121
165,002	British American Tobacco Malaysia Bhd (Consumer Staples)	1,633,025
2,220,419	DiGi.Com Bhd (Telecommunication Services)	2,421,281
2,415,200	Felda Global Ventures Holdings Bhd (Consumer Staples)	832,828
970,263	Genting Bhd (Consumer Discretionary)	1,729,353
548,534	Hap Seng Consolidated Bhd (Industrials)	975,226
216,300	Kuala Lumpur Kepong Bhd (Consumer Staples)	1,156,570
603,138	Malayan Banking Bhd (Financials)	1,049,347
670,313	Maxis Bhd (Telecommunication Services)	896,052
630,232	Petronas Chemicals Group Bhd (Materials)	963,834

Shares	Description	Value
Common Stocks – (continued)
Malaysia – (continued)
312,488	Public Bank Bhd (Financials)	$ 1,370,021
2,651,200	SapuraKencana Petroleum Bhd (Energy)*	854,843
494,600	Tenaga Nasional Bhd (Utilities)	1,554,900

		17,722,767

Mexico – 3.2%
718,198	Alfa SAB de CV, Class A (Industrials)	953,504
5,477,291	America Movil SAB de CV, Series L (Telecommunication Services)	3,349,649
275,781	Arca Continental SAB de CV (Consumer Staples)	1,462,390
2,458,292	Cemex SAB de CV, Series CPO (Materials)*	1,922,445
355,896	Fomento Economico Mexicano SAB de CV (Consumer Staples)	2,797,276
707,660	Gentera SAB de CV (Financials)	1,118,913
189,059	Gruma SAB de CV, Class B (Consumer Staples)	2,271,848
167,503	Grupo Aeroportuario del Pacifico SAB de CV, Class B (Industrials)	1,433,543
96,089	Grupo Aeroportuario del Sureste SAB de CV, Class B (Industrials)	1,394,833
1,200,862	Grupo Bimbo SAB de CV, Series A (Consumer Staples)	2,777,424
338,370	Grupo Financiero Banorte SAB de CV, Class O (Financials)	1,629,994
714,633	Grupo Financiero Santander Mexico SAB de CV, Class B (Financials)	1,008,463

GOLDMAN SACHS ACTIVEBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

November 30, 2016 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Mexico – (continued)
532,305	Grupo Mexico SAB de CV, Series B (Materials)	$ 1,463,855
59,424	Industrias Penoles SAB de CV (Materials)	1,282,322
529,182	Kimberly-Clark de Mexico SAB de CV, Class A (Consumer Staples)	932,870
1,185,716	Wal-Mart de Mexico SAB de CV (Consumer Staples)	2,186,385

		27,985,714

Peru – 0.3%
108,774	Cia de Minas Buenaventura Saa ADR (Materials)	1,215,005
11,391	Credicorp Ltd. (Financials)	1,784,856

		2,999,861

Philippines – 0.8%
823,530	Aboitiz Equity Ventures, Inc. (Industrials)	1,213,022
40,404	Globe Telecom, Inc. (Telecommunication Services)	1,186,202
296,168	Jollibee Foods Corp. (Consumer Discretionary)	1,285,201
8,799,400	Metro Pacific Investments Corp. (Financials)	1,097,050
230,900	Security Bank Corp. (Financials)	842,718
341,305	Universal Robina Corp. (Consumer Staples)	1,166,051

		6,790,244

Poland – 0.9%
36,220	CCC SA (Consumer Discretionary)	1,719,392
128,514	Grupa Lotos SA (Energy)*	1,130,922
46,900	Jastrzebska Spolka Weglowa SA (Materials)*	926,130
968	LPP SA (Consumer Discretionary)	1,332,416

Shares	Description	Value
Common Stocks – (continued)
Poland – (continued)
119,353	Polski Koncern Naftowy ORLEN SA (Energy)	$ 2,176,629
127,614	Powszechny Zaklad Ubezpieczen SA (Financials)	900,167

		8,185,656

Qatar – 0.4%
67,783	Ooredoo QSC (Telecommunication Services)	1,731,248
47,379	Qatar National Bank SAQ (Financials)	1,937,475

		3,668,723

Romania – 0.1%
86,915	New Europe Property Investments PLC (Real Estate)	997,466

Russia – 4.4%
1,002,226	Alrosa PJSC (Materials)	1,435,476
1,192,813	Gazprom PJSC ADR (Energy)	5,497,675
33,349,380	Inter RAO UES PJSC (Utilities)	1,962,488
116,954	Lukoil PJSC (Energy)	5,773,896
13,096	MMC Norilsk Nickel PJSC (Materials)	2,103,269
255,018	Mobile TeleSystems PJSC ADR (Telecommunication Services)	1,996,791
1,044,896	Moscow Exchange MICEX-RTS PJSC (Financials)	1,915,036
482,275	Rosneft PJSC GDR (Energy)	2,536,767
1,017,601	Rostelecom PJSC (Telecommunication Services)	1,333,163
463,207	Sberbank of Russia PJSC ADR (Financials)	4,643,650
217,748	Severstal PJSC GDR (Materials)	3,281,463

GOLDMAN SACHS ACTIVEBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

November 30, 2016 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Russia – (continued)
283,308	Surgutneftegas OJSC ADR (Energy)	$ 1,351,379
196,097	Surgutneftegas OJSC ADR (Energy)	891,261
83,397	Tatneft PJSC ADR (Energy)	3,033,983
462,732	VTB Bank PJSC GDR (Financials)	970,349

		38,726,646

South Africa – 6.2%
98,206	AngloGold Ashanti Ltd. (Materials)*	1,087,626
118,902	Barclays Africa Group Ltd. (Financials)	1,333,533
118,288	Bidvest Group Ltd. (The) (Industrials)	1,373,115
238,985	Coronation Fund Managers Ltd. (Financials)	1,223,358
259,767	Exxaro Resources Ltd. (Energy)	1,789,038
617,736	FirstRand Ltd. (Financials)	2,224,092
100,001	Foschini Group Ltd (The) (Consumer Discretionary)	1,057,670
270,605	Gold Fields Ltd. (Materials)	860,457
808,100	Growthpoint Properties Ltd. REIT (Real Estate)	1,433,422
100,603	Imperial Holdings Ltd. (Consumer Discretionary)	1,216,238
143,924	Liberty Holdings Ltd. (Financials)	1,136,719
406,314	Life Healthcare Group Holdings Ltd. (Health Care)	899,170
163,663	Massmart Holdings Ltd. (Consumer Staples)	1,336,025
61,123	Mondi Ltd. (Materials)	1,234,466
146,620	Mr Price Group Ltd. (Consumer Discretionary)	1,516,245
145,260	MTN Group Ltd. (Telecommunication Services)	1,172,333

Shares	Description	Value
Common Stocks – (continued)
South Africa – (continued)
58,469	Naspers Ltd., Class N (Consumer Discretionary)	$ 8,565,768
641,243	Netcare Ltd. (Health Care)	1,428,210
522,323	Pick n Pay Stores Ltd. (Consumer Staples)	2,439,152
100,906	Pioneer Foods Group Ltd. (Consumer Staples)	1,121,917
1,499,115	Redefine Properties Ltd. REIT (Real Estate)	1,106,200
119,807	Resilient REIT Ltd. REIT (Real Estate)	884,058
377,966	Sappi Ltd. (Materials)*	2,244,689
131,034	Shoprite Holdings Ltd. (Consumer Staples)	1,746,404
494,198	Sibanye Gold Ltd. (Materials)	1,027,770
85,854	SPAR Group Ltd (The) (Consumer Staples)	1,159,920
203,886	Standard Bank Group Ltd. (Financials)	2,194,940
599,573	Steinhoff International Holdings NV (Consumer Discretionary)	2,781,942
383,319	Telkom SA SOC Ltd. (Telecommunication Services)	1,902,350
42,866	Tiger Brands Ltd. (Consumer Staples)	1,204,389
223,897	Vodacom Group Ltd. (Telecommunication Services)	2,310,283
299,159	Woolworths Holdings Ltd. (Consumer Discretionary)	1,384,860

		54,396,359

South Korea – 14.3%
9,966	Amorepacific Corp. (Consumer Staples)	2,796,157
18,667	AMOREPACIFIC Group (Consumer Staples)	2,059,829

GOLDMAN SACHS ACTIVEBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

November 30, 2016 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
South Korea – (continued)
27,804	BGF Retail Co. Ltd. (Consumer Staples)	$ 2,069,157
126,983	BNK Financial Group, Inc. (Financials)	973,241
30,953	Coway Co. Ltd. (Consumer Discretionary)	2,237,311
161,404	DGB Financial Group, Inc. (Financials)	1,321,275
32,440	Dongbu Insurance Co. Ltd. (Financials)	2,025,679
7,941	E-MART, Inc. (Consumer Staples)	1,277,027
20,106	GS Holdings Corp. (Energy)	935,603
72,496	Hana Financial Group, Inc. (Financials)	1,993,710
33,858	Hankook Tire Co. Ltd. (Consumer Discretionary)	1,569,739
4,172	Hanmi Pharm Co. Ltd. (Health Care)	1,315,070
12,832	Hanssem Co. Ltd. (Consumer Discretionary)	2,266,634
32,393	Hanwha Corp. (Industrials)	978,121
185,167	Hanwha Life Insurance Co. Ltd. (Financials)	1,054,884
20,586	Hanwha Techwin Co. Ltd. (Industrials)	842,599
21,590	Hotel Shilla Co. Ltd. (Consumer Discretionary)	930,787
9,158	Hyosung Corp. (Materials)	1,088,886
39,572	Hyundai Engineering & Construction Co. Ltd. (Industrials)	1,331,986
6,865	Hyundai Heavy Industries Co. Ltd. (Industrials)*	833,865
40,517	Hyundai Marine & Fire Insurance Co. Ltd. (Financials)	1,261,553
12,390	Hyundai Mobis Co. Ltd. (Consumer Discretionary)	2,638,989
11,215	Hyundai Motor Co. (Consumer Discretionary)	1,275,903

Shares	Description	Value
Common Stocks – (continued)
South Korea – (continued)
24,176	Hyundai Steel Co. (Materials)	$ 1,031,934
87,453	Industrial Bank of Korea (Financials)	976,230
34,583	Kangwon Land, Inc. (Consumer Discretionary)	1,054,603
82,117	KB Financial Group, Inc. (Financials)	2,957,209
50,461	Kia Motors Corp. (Consumer Discretionary)	1,614,338
62,146	Korea Electric Power Corp. (Utilities)	2,471,912
56,325	Korea Gas Corp. (Utilities)	2,064,520
2,125	Korea Zinc Co. Ltd. (Materials)	857,961
100,288	KT Corp. (Telecommunication Services)	2,560,709
20,455	KT&G Corp. (Consumer Staples)	1,837,197
5,055	LG Chem Ltd. (Materials)	979,391
24,553	LG Corp. (Industrials)	1,186,643
39,917	LG Electronics, Inc. (Consumer Discretionary)	1,533,102
3,654	LG Household & Health Care Ltd. (Consumer Staples)	2,459,859
313,807	LG Uplus Corp. (Telecommunication Services)	3,073,513
6,720	Lotte Chemical Corp. (Materials)	1,848,065
7,277	NAVER Corp (Information Technology)	4,967,320
5,271	NCSoft Corp. (Information Technology)	1,226,391
1,535	Orion Corp. (Consumer Staples)	892,862
14,548	POSCO (Materials)	3,104,851
25,077	S-1 Corp. (Industrials)	2,035,676

GOLDMAN SACHS ACTIVEBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

November 30, 2016 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
South Korea – (continued)
10,065	Samsung Biologics Co. Ltd. (Health Care)*	$ 1,325,871
20,989	Samsung Electronics Co. Ltd. (Information Technology)	31,347,499
4,216	Samsung Fire & Marine Insurance Co. Ltd. (Financials)	1,056,660
15,232	Samsung Life Insurance Co. Ltd. (Financials)	1,485,350
7,684	Samsung SDS Co. Ltd. (Information Technology)	887,336
59,943	Shinhan Financial Group Co. Ltd. (Financials)	2,261,226
5,881	SK Holdings Co. Ltd. (Industrials)	1,164,579
107,721	SK Hynix, Inc. (Information Technology)	3,952,980
11,226	SK Innovation Co. Ltd. (Energy)	1,464,407
12,264	SK Telecom Co. Ltd. (Telecommunication Services)	2,370,868
173,157	Woori Bank (Financials)	1,777,412

		124,906,479

Taiwan – 11.6%
818,308	Advanced Semiconductor Engineering, Inc. (Information Technology)	879,335
231,784	Advantech Co. Ltd. (Information Technology)	1,865,297
1,324,893	Asia Cement Corp. (Materials)	1,165,979
121,028	Asustek Computer, Inc. (Information Technology)	1,002,460
762,416	Cathay Financial Holding Co. Ltd. (Financials)	1,121,868
2,018,374	Chang Hwa Commercial Bank Ltd. (Financials)	1,079,700

Shares	Description	Value
Common Stocks – (continued)
Taiwan – (continued)
505,923	Cheng Shin Rubber Industry Co. Ltd. (Consumer Discretionary)	$ 952,385
3,556,251	China Development Financial Holding Corp. (Financials)	885,911
1,607,248	China Life Insurance Co. Ltd./Taiwan (Financials)	1,714,506
2,524,628	China Steel Corp. (Materials)	1,980,225
890,166	Chunghwa Telecom Co. Ltd. (Telecommunication Services)	3,002,317
3,531,750	CTBC Financial Holding Co. Ltd. (Financials)	1,939,122
1,890,413	E.Sun Financial Holding Co. Ltd. (Financials)	1,097,250
514,890	Far EasTone Telecommunications Co. Ltd. (Telecommunication Services)	1,192,196
486,551	Feng TAY Enterprise Co. Ltd. (Consumer Discretionary)	1,824,204
2,354,497	First Financial Holding Co. Ltd. (Financials)	1,241,036
528,608	Formosa Chemicals & Fibre Corp. (Materials)	1,656,823
499,822	Formosa Petrochemical Corp. (Energy)	1,685,780
606,375	Formosa Plastics Corp. (Materials)	1,727,445
1,048,837	Formosa Taffeta Co. Ltd. (Consumer Discretionary)	980,621
1,164,252	Fubon Financial Holding Co. Ltd. (Financials)	1,806,302
2,827,640	Hon Hai Precision Industry Co. Ltd. (Information Technology)	7,274,699
1,963,737	Hua Nan Financial Holdings Co. Ltd. (Financials)	998,103
17,939	Largan Precision Co. Ltd. (Information Technology)	2,076,833

GOLDMAN SACHS ACTIVEBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

November 30, 2016 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Taiwan – (continued)
794,926	Lite-On Technology Corp. (Information Technology)	$ 1,254,503
130,943	MediaTek, Inc. (Information Technology)	909,983
1,742,411	Mega Financial Holding Co. Ltd. (Financials)	1,243,681
308,588	Micro-Star International Co. Ltd. (Information Technology)	822,953
467,468	Nan Ya Plastics Corp. (Materials)	984,128
172,377	Nien Made Enterprise Co. Ltd. (Consumer Discretionary)	1,930,744
367,476	Pegatron Corp. (Information Technology)	875,080
933,603	Pou Chen Corp. (Consumer Discretionary)	1,167,260
479,089	Powertech Technology, Inc. (Information Technology)	1,231,054
576,774	President Chain Store Corp. (Consumer Staples)	4,333,994
849,174	Quanta Computer, Inc. (Information Technology)	1,582,560
3,564,902	SinoPac Financial Holdings Co Ltd. (Financials)	1,017,808
859,163	Standard Foods Corp. (Consumer Staples)	2,037,860
5,897,567	Taiwan Business Bank (Financials)	1,493,219
2,202,627	Taiwan Cooperative Financial Holding Co. Ltd. (Financials)	970,944
486,433	Taiwan Mobile Co. Ltd. (Telecommunication Services)	1,640,622
5,224,797	Taiwan Semiconductor Manufacturing Co. Ltd. (Information Technology)	29,998,364
1,815,295	Uni-President Enterprises Corp. (Consumer Staples)	3,103,993

Shares	Description	Value
Common Stocks – (continued)
Taiwan – (continued)
489,969	Vanguard International Semiconductor Corp. (Information Technology)	$ 923,890
1,762,678	Wistron Corp. (Information Technology)	1,260,912
767,494	WPG Holdings Ltd. (Information Technology)	949,946

		100,883,895

Thailand – 2.1%
240,116	Advanced Info Service PCL NVDR (Telecommunication Services)	972,457
117,532	Airports of Thailand PCL NVDR (Industrials)	1,324,230
2,116,000	Bangkok Dusit Medical Services PCL NVDR (Health Care)	1,381,824
1,819,792	BEC World PCL NVDR (Consumer Discretionary)	943,571
3,733,966	BTS Group Holdings PCL NVDR (Industrials)	910,481
196,597	Bumrungrad Hospital PCL NVDR (Health Care)	1,057,936
796,500	Central Pattana PCL NVDR (Real Estate)	1,261,292
755,077	CP ALL PCL NVDR (Consumer Staples)	1,275,057
254,700	Electricity Generating PCL NVDR (Utilities)	1,420,572
4,108,100	Home Product Center PCL NVDR (Consumer Discretionary)	1,185,931
253,100	KCE Electronics PCL NVDR (Information Technology)	854,792
179,857	PTT PCL NVDR (Energy)	1,759,276
581,100	Robinson Department Store PCL NVDR (Consumer Discretionary)	1,074,920
255,279	Siam Commercial Bank PCL (The) NVDR (Financials)	1,048,175

GOLDMAN SACHS ACTIVEBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

November 30, 2016 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Thailand – (continued)
493,000	Thai Oil PCL NVDR (Energy)	$ 1,022,492
1,896,390	Thai Union Group PCL NVDR (Consumer Staples)	1,100,219

		18,593,225

Turkey – 0.7%
152,318	Arcelik As (Consumer Discretionary)	890,239
152,219	BIM Birlesik Magazalar AS (Consumer Staples)	2,139,803
393,874	Haci Omer Sabanci Holding AS (Financials)	1,006,281
864,146	Petkim Petrokimya Holding As (Materials)	919,894
46,948	Tupras Turkiye Petrol Rafinerileri AS (Energy)	937,920

		5,894,137

United Arab Emirates – 0.6%
1,386,615	Aldar Properties PJSC (Real Estate)	936,277
698,484	Dubai Islamic Bank PJSC (Financials)	996,517
560,266	Emaar Properties PJSC (Real Estate)	1,040,340
367,705	Emirates Telecommunications Group Co. PJSC (Telecommunication Services)	1,867,133

		4,840,267

United States – 0.3%
100,561	Yum China Holdings, Inc. (Consumer Discretionary)*	2,827,775

TOTAL COMMON STOCKS (Cost $693,497,603)		$753,917,763

Shares	Description	Value
Exchange – Traded Funds – 9.0%
United States – 9.0%
707,753	iShares India 50 ETF	$ 19,505,673
1,467,179	iShares MSCI India ETF	39,511,130
563,259	PowerShares India Portfolio	10,966,653
394,501	WisdomTree India Earnings Fund	7,984,700

TOTAL EXCHANGE – TRADED FUNDS (Cost $73,705,407)		$77,968,156

Preferred Stocks – 4.5%
Brazil – 3.0%
529,189	Banco Bradesco SA (Financials)	$4,654,360
174,437	Braskem SA, Class A (Materials)	1,418,187
224,658	Centrais Eletricas Brasileiras SA, Class B (Utilities)*	1,881,615
123,968	Cia Brasileira de Distribuicao (Consumer Staples)	2,001,080
534,453	Gerdau SA (Materials)	2,140,972
685,823	Itau Unibanco Holding SA (Financials)	7,181,626
551,388	Itausa - Investimentos Itau SA (Financials)	1,403,533
595,731	Petroleo Brasileiro SA (Energy)*	2,817,944
109,483	Telefonica Brasil SA (Telecommunication Services)	1,461,716
142,889	Vale SA (Materials)*	1,079,324

		26,040,357

Chile – 0.2%
384,946	Embotelladora Andina SA, Class B (Consumer Staples)	1,442,439

Russia – 0.1%
391	Transneft PJSC (Energy)	1,076,575

South Korea – 1.2%
19,873	Amorepacific Corp. (Consumer Staples)	3,306,358

GOLDMAN SACHS ACTIVEBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

November 30, 2016 (Unaudited)

Shares	Description	Value
Preferred Stocks – (continued)
South Korea – (continued)
10,832	Hyundai Motor Co. (Consumer Discretionary)	$ 887,649
4,992	LG Household & Health Care Ltd. (Consumer Staples)	2,128,662
3,948	Samsung Electronics Co. Ltd. (Information Technology)	4,579,349

		10,902,018

TOTAL PREFERRED STOCKS (Cost $30,602,260)		$ 39,461,389

TOTAL INVESTMENTS – 99.9% (Cost $797,805,270)		$871,347,308

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.1%		1,155,240

NET ASSETS – 100.0%		$872,502,548

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities may be deemed liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $949,907, which represents approximately 0.1% of net assets as of November 30, 2016.

Investment Abbreviations:
ADR	— American Depositary Receipt
GDR	— Global Depositary Receipt
NVDR	— Non-Voting Depository Receipt
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

GOLDMAN SACHS ACTIVEBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

November 30, 2016 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At November 30, 2016, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$801,567,401

Gross unrealized gain	96,839,318
Gross unrealized loss	(27,059,411)

Net unrealized gain	$69,779,907

Additional information regarding the Fund is available in the Fund’s most recent Prospectus. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS ACTIVEBETA® EUROPE EQUITY ETF

Schedule of Investments

November 30, 2016 (Unaudited)

Shares	Description	Value
Common Stocks – 99.3%
Australia – 0.2%
3,707	BHP Billiton PLC (Materials)	$ 60,835

Austria – 0.5%
707	ANDRITZ AG (Industrials)	36,509
804	Erste Group Bank AG (Financials)*	22,380
889	OMV AG (Energy)	28,758
3,859	Raiffeisen Bank International AG (Financials)*	70,349

		157,996

Belgium – 1.4%
464	Ageas (Financials)	17,333
1,542	Anheuser-Busch InBev SA/NV (Consumer Staples)	160,369
1,836	Colruyt SA (Consumer Staples)	92,873
501	Groupe Bruxelles Lambert SA (Financials)	41,162
146	KBC Group NV (Financials)	8,763
598	Proximus SADP (Telecommunication Services)	16,921
78	Solvay SA (Materials)	8,916
815	Telenet Group Holding NV (Consumer Discretionary)*	43,072
234	UCB SA (Health Care)	15,067
749	Umicore SA (Materials)	44,915

		449,391

Denmark – 2.9%
1,220	Carlsberg A/S, Class B (Consumer Staples)	103,847
394	Chr Hansen Holding A/S (Materials)	21,830
962	Coloplast A/S, Class B (Health Care)	61,161
1,453	Danske Bank A/S (Financials)	42,490
1,174	DSV A/S (Industrials)	52,878
237	Genmab A/S (Health Care)*	41,090

Shares	Description	Value
Common Stocks – (continued)
Denmark – (continued)
1,924	ISS A/S (Industrials)	$ 65,838
8,289	Novo Nordisk A/S, Class B (Health Care)	281,280
234	Novozymes A/S, Class B (Materials)	7,934
811	Pandora A/S (Consumer Discretionary)	96,611
8,143	TDC A/S (Telecommunication Services)*	41,472
936	Tryg A/S (Financials)	16,856
895	Vestas Wind Systems A/S (Industrials)	59,108
1,769	William Demant Holding A/S (Health Care)*	29,964

		922,359

Finland – 1.4%
806	Elisa OYJ (Telecommunication Services)	25,325
1,687	Fortum OYJ (Utilities)	24,517
976	Kone OYJ, Class B (Industrials)	43,029
1,615	Neste OYJ (Energy)	66,386
3,659	Nokia OYJ (Information Technology)	15,759
2,766	Orion OYJ, Class B (Health Care)	117,719
668	Sampo OYJ, Class A (Financials)	29,556
5,809	UPM-Kymmene OYJ (Materials)	133,103
302	Wartsila OYJ Abp (Industrials)	12,741

		468,135

France – 17.3%
3,115	Accor SA (Consumer Discretionary)	110,466
208	Aeroports de Paris (Industrials)	20,478

GOLDMAN SACHS ACTIVEBETA® EUROPE EQUITY ETF

Schedule of Investments (continued)

November 30, 2016 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
France – (continued)
706	Air Liquide SA (Materials)	$ 71,957
489	Airbus Group SE (Industrials)	31,264
367	Alstom SA (Industrials)*	9,951
553	Arkema SA (Materials)	53,019
3,022	Atos SE (Information Technology)	312,655
7,177	AXA SA (Financials)	169,245
3,949	BNP Paribas SA (Financials)	229,479
3,224	Bollore SA (Industrials)	10,588
296	Bouygues SA (Industrials)	10,048
1,374	Bureau Veritas SA (Industrials)	25,886
1,271	Capgemini SA (Information Technology)	100,447
3,322	Carrefour SA (Consumer Staples)	77,950
278	Casino Guichard Perrachon SA (Consumer Staples)	12,660
963	Christian Dior SE (Consumer Discretionary)	187,455
884	Cie de Saint-Gobain (Industrials)	38,377
676	Cie Generale des Etablissements Michelin (Consumer Discretionary)	72,427
3,900	CNP Assurances (Financials)	68,552
6,400	Credit Agricole SA (Financials)	72,304
3,210	Danone SA (Consumer Staples)	202,131
1,068	Dassault Systemes (Information Technology)	81,594
1,840	Eiffage SA (Industrials)	121,562
1,742	Engie SA (Utilities)	21,528
976	Essilor International SA (Health Care)	103,637
437	Eurazeo SA (Financials)	23,735
1,222	Eutelsat Communications SA (Consumer Discretionary)	22,018
353	Fonciere Des Regions REIT (Real Estate)	27,759

Shares	Description	Value
Common Stocks – (continued)
France – (continued)
359	Gecina SA REIT (Real Estate)	$ 47,184
554	Hermes International (Consumer Discretionary)	228,844
260	ICADE REIT (Real Estate)	17,983
58	Iliad SA (Telecommunication Services)	11,044
338	Imerys SA (Materials)	23,574
234	Ingenico Group SA (Information Technology)	18,250
520	JCDecaux SA (Consumer Discretionary)	13,570
226	Kering (Consumer Discretionary)	49,147
774	Klepierre REIT (Real Estate)	28,889
1,248	Lagardere SCA (Consumer Discretionary)	30,800
1,222	Legrand SA (Industrials)	68,380
1,338	L’Oreal SA (Consumer Staples)	228,586
998	LVMH Moet Hennessy Louis Vuitton SE (Consumer Discretionary)	181,775
3,365	Orange SA (Telecommunication Services)	49,100
669	Pernod Ricard SA (Consumer Staples)	70,258
8,263	Peugeot SA (Consumer Discretionary)*	122,014
1,023	Publicis Groupe SA (Consumer Discretionary)	66,447
506	Remy Cointreau SA (Consumer Staples)	42,528
1,367	Renault SA (Consumer Discretionary)	107,801
10,153	Rexel SA (Industrials)	157,139
286	Safran SA (Industrials)	19,650
4,686	Sanofi (Health Care)	378,336
1,790	Schneider Electric SE (Industrials)	119,285
2,184	SCOR SE (Financials)	69,422

GOLDMAN SACHS ACTIVEBETA® EUROPE EQUITY ETF

Schedule of Investments (continued)

November 30, 2016 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
France – (continued)
571	SEB SA (Consumer Discretionary)	$ 76,744
505	Societe BIC SA (Industrials)	65,383
2,915	Societe Generale SA (Financials)	125,498
512	Sodexo SA (Consumer Discretionary)	56,051
2,118	Suez (Utilities)	29,601
1,164	Technip SA (Energy)	80,705
832	Thales SA (Industrials)	81,313
6,464	TOTAL SA (Energy)	308,257
182	Unibail-Rodamco SE REIT (Real Estate)	40,206
479	Valeo SA (Consumer Discretionary)	26,732
1,599	Veolia Environnement SA (Utilities)	27,657
2,276	Vinci SA (Industrials)	147,832
1,852	Vivendi SA (Consumer Discretionary)	35,343
199	Wendel SA (Financials)	23,052

		5,563,552

Germany – 12.6%
1,766	adidas AG (Consumer Discretionary)	260,399
1,480	Allianz SE (Financials)	235,184
468	Axel Springer SE (Consumer Discretionary)	20,091
2,445	BASF SE (Materials)	210,060
3,167	Bayer AG (Health Care)	297,623
217	Bayerische Motoren Werke AG (Consumer Discretionary)	18,510
1,586	Beiersdorf AG (Consumer Staples)	129,681
442	Brenntag AG (Industrials)	23,287
182	Continental AG (Consumer Discretionary)	32,319
1,801	Covestro AG (Materials)(a)	115,834
1,169	Daimler AG (Consumer Discretionary)	77,827

Shares	Description	Value
Common Stocks – (continued)
Germany – (continued)
927	Deutsche Boerse AG (Financials)*	$ 74,981
7,784	Deutsche Lufthansa AG (Industrials)	100,945
7,401	Deutsche Post AG (Industrials)	231,525
10,984	Deutsche Telekom AG (Telecommunication Services)	173,204
1,818	Deutsche Wohnen AG (Real Estate)	56,043
5,440	E.ON SE (Utilities)	35,934
572	Evonik Industries AG (Materials)	15,965
501	Fraport AG Frankfurt Airport Services Worldwide (Industrials)	29,124
869	Fresenius Medical Care AG & Co KGaA (Health Care)	67,847
1,492	Fresenius SE & Co KGaA (Health Care)	107,229
606	GEA Group AG (Industrials)	22,609
250	Hannover Rueck SE (Financials)	26,560
655	HeidelbergCement AG (Materials)	58,789
398	Henkel AG & Co KGaA (Consumer Staples)	40,561
365	HOCHTIEF AG (Industrials)	51,961
2,553	HUGO BOSS AG (Consumer Discretionary)	146,515
3,016	Infineon Technologies AG (Information Technology)	50,486
260	Innogy SE (Utilities)*(a)	9,189
962	LANXESS AG (Materials)	59,382
189	Linde AG (Materials)	31,517
390	MAN SE (Industrials)	38,500
910	Merck KGaA (Health Care)	91,262
1,026	METRO AG (Consumer Staples)	30,687

GOLDMAN SACHS ACTIVEBETA® EUROPE EQUITY ETF

Schedule of Investments (continued)

November 30, 2016 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Germany – (continued)
628	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Financials)	$ 114,483
754	OSRAM Licht AG (Industrials)	38,421
1,222	ProSiebenSat.1 Media SE (Consumer Discretionary)	41,916
1,503	RWE AG (Utilities)*	18,909
4,054	SAP SE (Information Technology)	339,222
1,960	Siemens AG (Industrials)	221,639
579	Symrise AG (Materials)	35,077
5,122	Telefonica Deutschland Holding AG (Telecommunication Services)	20,115
3,098	TUI AG (Consumer Discretionary)	40,797
867	United Internet AG (Information Technology)	33,206
1,214	Vonovia SE (Real Estate)	39,188
3,049	Zalando SE (Consumer Discretionary)*(a)	113,737

		4,028,340

Ireland – 0.7%
2,236	CRH PLC (Materials)	74,705
3,668	Experian PLC (Industrials)	69,200
1,122	Kerry Group PLC, Class A (Consumer Staples)	79,542

		223,447

Italy – 4.0%
4,219	Assicurazioni Generali SpA (Financials)	53,348
1,489	Atlantia SpA (Industrials)	33,107
34,593	Enel SpA (Utilities)	139,959
4,186	Eni SpA (Energy)	58,349
3,247	EXOR SpA (Financials)	136,433

Shares	Description	Value
Common Stocks – (continued)
Italy – (continued)
182	Ferrari NV (Consumer Discretionary)	$ 9,981
6,810	Intesa Sanpaolo SpA (Financials)	15,142
3,564	Leonardo-Finmeccanica SpA (Industrials)*	46,314
2,944	Luxottica Group SpA (Consumer Discretionary)	153,339
1,368	Poste Italiane SpA (Financials)(a)	8,511
5,620	Prysmian SpA (Industrials)	134,555
224,200	Saipem SpA (Energy)*	100,864
15,293	Snam SpA (Energy)	59,278
109,575	Telecom Italia SpA (Telecommunication Services)*	82,935
128,538	Telecom Italia SpA-RSP (Telecommunication Services)*	80,312
12,690	Terna Rete Elettrica Nazionale SpA (Utilities)	55,085
31,866	UniCredit SpA (Financials)	68,351
17,888	UnipolSai SpA (Financials)	34,156

		1,270,019

Jersey Island – 0.1%
461	Randgold Resources Ltd. (Materials)	32,830

Luxembourg – 0.5%
4,973	ArcelorMittal (Materials)*	37,603
19	Eurofins Scientific SE (Health Care)	8,323
607	Millicom International Cellular SA (Telecommunication Services)	25,603
884	RTL Group SA (Consumer Discretionary)	60,119
801	SES SA (Consumer Discretionary)	17,329

GOLDMAN SACHS ACTIVEBETA® EUROPE EQUITY ETF

Schedule of Investments (continued)

November 30, 2016 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Luxembourg – (continued)
676	Tenaris SA (Energy)	$ 10,807

		159,784

Mexico – 0.1%
1,776	Fresnillo PLC (Materials)	26,627

Netherlands – 5.3%
876	ABN AMRO Group NV (Financials)(a)	18,957
600	Akzo Nobel NV (Materials)	37,400
679	ASML Holding NV (Information Technology)	70,314
2,850	Boskalis Westminster (Industrials)	89,035
590	Gemalto NV (Information Technology)	30,117
1,444	Heineken Holding NV (Consumer Staples)	101,543
1,128	Heineken NV (Consumer Staples)	84,622
6,248	ING Groep NV (Financials)	85,168
9,501	Koninklijke Ahold Delhaize NV (Consumer Staples)	187,564
943	Koninklijke DSM NV (Materials)	57,239
10,398	Koninklijke KPN NV (Telecommunication Services)	29,991
2,898	Koninklijke Philips NV (Industrials)	83,434
440	Koninklijke Vopak NV (Energy)	20,584
2,205	NN Group NV (Financials)	70,944
541	NXP Semiconductors NV (Information Technology)*	53,640
2,750	Randstad Holding NV (Industrials)	139,763
9,801	Royal Dutch Shell PLC, Class A (Energy)	248,091
8,129	Royal Dutch Shell PLC, Class B (Energy)	215,163

Shares	Description	Value
Common Stocks – (continued)
Netherlands – (continued)
1,830	Wolters Kluwer NV (Industrials)	$ 66,042

		1,689,611

Norway – 1.3%
780	DNB ASA (Financials)	11,490
2,337	Gjensidige Forsikring ASA (Financials)	37,389
3,434	Marine Harvest ASA (Consumer Staples)*	61,757
9,817	Norsk Hydro ASA (Materials)	46,288
7,268	Orkla ASA (Consumer Staples)	64,799
3,680	Schibsted ASA, Class A (Consumer Discretionary)	79,452
3,783	Schibsted ASA, Class B (Consumer Discretionary)	76,787
1,700	Telenor ASA (Telecommunication Services)	25,121
338	Yara International ASA (Materials)	12,506

		415,589

Portugal – 0.7%
38,952	EDP - Energias de Portugal SA (Utilities)	112,680
2,021	Galp Energia SGPS SA (Energy)	27,367
5,247	Jeronimo Martins SGPS SA (Consumer Staples)	82,989

		223,036

South Africa – 0.3%
1,134	Investec PLC (Financials)	7,368
8,978	Mediclinic International PLC (Health Care)	79,585
980	Mondi PLC (Materials)	19,995

		106,948

GOLDMAN SACHS ACTIVEBETA® EUROPE EQUITY ETF

Schedule of Investments (continued)

November 30, 2016 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Spain – 5.0%
1,534	Abertis Infraestructuras SA (Industrials)	$ 20,512
6,449	ACS Actividades de Construccion y Servicios SA (Industrials)	190,080
456	Aena SA (Industrials)(a)	60,514
1,898	Amadeus IT Group SA (Information Technology)	86,093
12,641	Banco Bilbao Vizcaya Argentaria SA (Financials)	78,124
53,382	Banco de Sabadell SA (Financials)	66,651
39,359	Banco Santander SA (Financials)	180,076
1,924	Bankinter SA (Financials)	14,475
19,086	Distribuidora Internacional de Alimentacion SA (Consumer Staples)	87,181
1,314	Enagas SA (Utilities)	32,408
2,412	Endesa SA (Utilities)	49,907
1,365	Ferrovial SA (Industrials)	24,217
1,433	Gas Natural SDG SA (Utilities)	24,550
1,508	Grifols SA (Health Care)	29,594
25,982	Iberdrola SA (Utilities)	156,523
5,710	Industria de Diseno Textil SA (Consumer Discretionary)	195,495
16,050	Mapfre SA (Financials)	48,183
2,288	Red Electrica Corp. SA (Utilities)	40,775
10,673	Repsol SA (Energy)	142,656
7,446	Telefonica SA (Telecommunication Services)	62,021
962	Zardoya Otis SA (Industrials)	7,521

		1,597,556

Sweden – 3.5%
3,019	Assa Abloy AB, Class B (Industrials)	57,031
1,560	Atlas Copco AB, Class A (Industrials)	47,145

Shares	Description	Value
Common Stocks – (continued)
Sweden – (continued)
1,144	Atlas Copco AB, Class B (Industrials)	$ 30,719
1,843	Boliden AB (Materials)	47,552
1,482	Electrolux AB, Series B (Consumer Discretionary)	34,626
2,141	Getinge AB, Class B (Health Care)	32,700
7,306	Hennes & Mauritz AB, Class B (Consumer Discretionary)	212,010
1,168	Hexagon AB, Class B (Information Technology)	41,333
3,770	Husqvarna AB, Class B (Consumer Discretionary)	27,871
651	ICA Gruppen AB (Consumer Staples)	19,286
988	Industrivarden AB, Class C (Financials)	16,909
858	Investor AB, Class B (Financials)	28,950
468	Kinnevik AB, Class B (Financials)	11,457
728	L E Lundbergforetagen AB, Class B (Financials)	41,912
3,254	Nordea Bank AB (Financials)	34,154
1,497	Sandvik AB (Industrials)	17,707
3,146	Securitas AB, Class B (Industrials)	46,175
1,638	Skandinaviska Enskilda Banken AB, Class A (Financials)	16,305
1,507	Skanska AB, Class B (Industrials)	34,606
1,613	Svenska Cellulosa AB SCA, Class B (Consumer Staples)	42,981
2,129	Svenska Handelsbanken AB, Class A (Financials)	29,518
2,138	Swedbank AB, Class A (Financials)	49,305
2,907	Swedish Match AB (Consumer Staples)	90,623

GOLDMAN SACHS ACTIVEBETA® EUROPE EQUITY ETF

Schedule of Investments (continued)

November 30, 2016 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Sweden – (continued)
1,992	Tele2 AB, Class B (Telecommunication Services)	$ 15,201
6,526	Telefonaktiebolaget LM Ericsson, Class B (Information Technology)	33,570
6,336	Telia Co. AB (Telecommunication Services)	23,788
3,049	Volvo AB, Class B (Industrials)	32,564

		1,115,998

Switzerland – 16.1%
4,826	ABB Ltd. (Industrials)*	98,164
1,249	Actelion Ltd. (Health Care)*	240,322
676	Adecco Group AG (Industrials)	41,576
2,093	Aryzta AG (Consumer Staples)*	89,009
302	Baloise Holding AG (Financials)	36,318
48	Barry Callebaut AG (Consumer Staples)*	56,875
7	Chocoladefabriken Lindt & Spruengli AG (Consumer Staples)	34,428
652	Cie Financiere Richemont SA (Consumer Discretionary)	42,532
5,517	Coca-Cola HBC AG (Consumer Staples)*	117,180
654	Credit Suisse Group AG (Financials)*	8,680
69	Dufry AG (Consumer Discretionary)*	8,521
286	EMS-Chemie Holding AG (Materials)	146,418
40	Galenica AG (Health Care)	42,213
202	Geberit AG (Industrials)	79,816
34	Givaudan SA (Materials)	60,480
95,232	Glencore PLC (Materials)*	332,319

Shares	Description	Value
Common Stocks – (continued)
Switzerland – (continued)
319	Julius Baer Group Ltd. (Financials)*	$ 14,070
1,274	Kuehne + Nagel International AG (Industrials)	166,089
159	LafargeHolcim Ltd. (Materials)*	8,406
684	Lonza Group AG (Health Care)*	121,940
12,050	Nestle SA (Consumer Staples)	809,130
7,873	Novartis AG (Health Care)	542,952
830	Pargesa Holding SA (Financials)	52,555
373	Partners Group Holding AG (Financials)	180,889
2,795	Roche Holding AG (Health Care)	622,026
294	Schindler Holding AG (Industrials)	51,489
340	Schindler Holding AG Participation Certificates (Industrials)	60,280
65	SGS SA (Industrials)	130,364
15	Sika AG (Materials)	72,640
479	Sonova Holding AG (Health Care)	57,791
7,903	STMicroelectronics NV (Information Technology)	80,683
160	Swatch Group AG (The) - Bearer (Consumer Discretionary)	46,949
676	Swatch Group AG (The) - Registered (Consumer Discretionary)	38,822
384	Swiss Life Holding AG (Financials)*	105,401
664	Swiss Prime Site AG (Real Estate)*	54,233
1,277	Swiss Re AG (Financials)	117,339
78	Swisscom AG (Telecommunication Services)	33,270

GOLDMAN SACHS ACTIVEBETA® EUROPE EQUITY ETF

Schedule of Investments (continued)

November 30, 2016 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Switzerland – (continued)
161	Syngenta AG (Materials)	$ 61,467
7,780	UBS Group AG (Financials)	123,499
1,866	Wolseley PLC (Industrials)	108,293
268	Zurich Insurance Group AG (Financials)*	70,114

		5,165,542

United Kingdom – 24.6%
12,845	3i Group PLC (Financials)	110,574
8,164	Admiral Group PLC (Financials)	193,904
2,804	Anglo American PLC (Materials)*	41,514
744	Ashtead Group PLC (Industrials)	14,566
1,242	Associated British Foods PLC (Consumer Staples)	39,570
4,519	AstraZeneca PLC (Health Care)	234,283
28,326	Auto Trader Group PLC (Information Technology)(a)	141,456
3,590	Aviva PLC (Financials)	20,050
1,213	Babcock International Group PLC (Industrials)	14,473
9,895	BAE Systems PLC (Industrials)	74,239
16,587	Barclays PLC (Financials)	44,753
15,285	Barratt Developments PLC (Consumer Discretionary)	89,604
43,793	BP PLC (Energy)	251,388
7,075	British American Tobacco PLC (Consumer Staples)	388,364
2,823	British Land Co. PLC (The) REIT (Real Estate)	20,863
14,426	BT Group PLC (Telecommunication Services)	64,363
2,341	Bunzl PLC (Industrials)	60,252
8,890	Burberry Group PLC (Consumer Discretionary)	158,721
1,689	Capita PLC (Industrials)	11,068
23,273	Centrica PLC (Utilities)	61,150

Shares	Description	Value
Common Stocks – (continued)
United Kingdom – (continued)
12,426	CNH Industrial NV (Industrials)	$ 105,979
233	Coca-Cola European Partners PLC (Consumer Staples)	7,749
8,197	Compass Group PLC (Consumer Discretionary)	140,409
1,313	Croda International PLC (Materials)	53,512
589	DCC PLC (Industrials)	45,111
8,080	Diageo PLC (Consumer Staples)	202,408
10,122	Direct Line Insurance Group PLC (Financials)	43,908
6,484	Dixons Carphone PLC (Consumer Discretionary)	26,879
5,549	Fiat Chrysler Automobiles NV (Consumer Discretionary)	42,912
3,906	G4S PLC (Industrials)	11,912
18,092	GlaxoSmithKline PLC (Health Care)	338,045
4,739	Hammerson PLC REIT (Real Estate)	32,239
10,997	Hargreaves Lansdown PLC (Financials)	161,716
64,542	HSBC Holdings PLC (Financials)	512,218
3,042	ICAP PLC (Financials)	18,506
869	IMI PLC (Industrials)	10,532
3,818	Imperial Brands PLC (Consumer Staples)	163,761
1,972	Inmarsat PLC (Telecommunication Services)	17,505
725	InterContinental Hotels Group PLC (Consumer Discretionary)	29,720
14,097	International Consolidated Airlines Group SA (Industrials)	76,550
1,233	Intertek Group PLC (Industrials)	50,667

GOLDMAN SACHS ACTIVEBETA® EUROPE EQUITY ETF

Schedule of Investments (continued)

November 30, 2016 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
United Kingdom – (continued)
5,876	Intu Properties PLC REIT (Real Estate)	$ 19,756
9,352	ITV PLC (Consumer Discretionary)	19,630
21,061	J Sainsbury PLC (Consumer Staples)	60,784
958	Johnson Matthey PLC (Materials)	37,464
25,495	Kingfisher PLC (Consumer Discretionary)	112,475
3,678	Land Securities Group PLC REIT (Real Estate)	44,574
10,946	Legal & General Group PLC (Financials)	32,248
48,389	Lloyds Banking Group PLC (Financials)	34,987
18,188	Marks & Spencer Group PLC (Consumer Discretionary)	74,694
3,250	Meggitt PLC (Industrials)	19,182
5,852	Merlin Entertainments PLC (Consumer Discretionary)(a)	31,863
11,185	National Grid PLC (Utilities)	127,615
1,740	Next PLC (Consumer Discretionary)	106,611
5,260	Old Mutual PLC (Financials)	12,480
1,586	Persimmon PLC (Consumer Discretionary)	33,686
2,467	Petrofac Ltd. (Energy)	24,489
2,730	Provident Financial PLC (Financials)	99,427
5,641	Prudential PLC (Financials)	109,136
2,353	Reckitt Benckiser Group PLC (Consumer Staples)	198,821
4,238	RELX NV (Industrials)	68,514
6,214	RELX PLC (Industrials)	106,752
1,966	Rio Tinto PLC (Materials)	73,444
2,021	Rolls-Royce Holdings PLC (Industrials)*	17,082
92,966	Rolls-Royce Holdings PLC - Entitlement (Industrials)*	116
25,538	Royal Mail PLC (Industrials)	149,517

Shares	Description	Value
Common Stocks – (continued)
United Kingdom – (continued)
5,734	RSA Insurance Group PLC (Financials)	$ 38,722
19,630	Sage Group PLC (The) (Information Technology)	161,256
312	Schroders PLC (Financials)	10,778
9,387	Segro PLC REIT (Real Estate)	49,024
1,967	Severn Trent PLC (Utilities)	53,747
8,281	Sky PLC (Consumer Discretionary)	80,804
6,096	Smith & Nephew PLC (Health Care)	85,836
2,237	Smiths Group PLC (Industrials)	39,436
3,781	SSE PLC (Utilities)	69,679
1,794	St James’s Place PLC (Financials)	21,069
3,056	Standard Chartered PLC (Financials)*	24,478
2,782	Standard Life PLC (Financials)	12,012
7,214	Tate & Lyle PLC (Consumer Staples)	61,109
11,363	Taylor Wimpey PLC (Consumer Discretionary)	21,054
76,054	Tesco PLC (Consumer Staples)*	198,311
5,660	Unilever NV (Consumer Staples)	227,406
6,073	Unilever PLC (Consumer Staples)	242,500
3,909	United Utilities Group PLC (Utilities)	43,125
68,729	Vodafone Group PLC (Telecommunication Services)	166,502
658	Weir Group PLC (The) (Industrials)	14,864
296	Whitbread PLC (Consumer Discretionary)	12,811
29,836	William Hill PLC (Consumer Discretionary)	112,316

GOLDMAN SACHS ACTIVEBETA® EUROPE EQUITY ETF

Schedule of Investments (continued)

November 30, 2016 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
United Kingdom – (continued)
75,795	Wm Morrison Supermarkets PLC (Consumer Staples)	$ 205,969
10,504	Worldpay Group PLC (Information Technology)(a)	35,329
7,325	WPP PLC (Consumer Discretionary)	156,405

		7,887,282

United States – 0.8%
1,454	Carnival PLC (Consumer Discretionary)	73,465
2,210	QIAGEN NV (Health Care)*	61,071
2,236	Shire PLC (Health Care)	130,184

		264,720

TOTAL COMMON STOCKS (Cost $32,451,957)		$31,829,597

Preferred Stocks – 0.5%
Germany – 0.5%
2,200	FUCHS PETROLUB SE (Materials)	$ 87,259
611	Henkel AG & Co KGaA (Consumer Staples)	70,843

TOTAL PREFERRED STOCKS (Cost $155,708)		$ 158,102

TOTAL INVESTMENTS – 99.8% (Cost $32,607,665)		$31,987,699

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.2%		59,751

NET ASSETS – 100.0%		$32,047,450

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities may be deemed liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $535,390, which represents approximately 1.7% of net assets as of November 30, 2016.

Investment Abbreviations:
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

GOLDMAN SACHS ACTIVEBETA® EUROPE EQUITY ETF

Schedule of Investments (continued)

November 30, 2016 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At November 30, 2016, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$32,635,750

Gross unrealized gain	1,662,396
Gross unrealized loss	(2,310,447)

Net unrealized loss	$(648,051)

Additional information regarding the Fund is available in the Fund’s most recent Prospectus. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS ACTIVEBETA® INTERNATIONAL EQUITY ETF

Schedule of Investments

November 30, 2016 (Unaudited)

Shares	Description	Value
Common Stocks – 99.4%
Australia – 6.4%
14,866	AGL Energy Ltd. (Utilities)	$ 230,439
73,119	Alumina Ltd. (Materials)	89,410
13,730	Amcor Ltd. (Materials)	145,877
41,285	AMP Ltd. (Financials)	143,366
13,215	APA Group (Utilities)	77,818
43,510	Aristocrat Leisure Ltd. (Consumer Discretionary)	482,210
8,644	ASX Ltd. (Financials)	310,773
108,878	AusNet Services (Utilities)	119,460
39,053	Australia & New Zealand Banking Group Ltd. (Financials)	819,751
13,859	Bank of Queensland Ltd. (Financials)	115,094
48,002	Bendigo & Adelaide Bank Ltd. (Financials)	427,368
24,643	BHP Billiton Ltd. (Materials)	444,444
18,779	BHP Billiton PLC (Materials)	308,180
19,035	Boral Ltd. (Materials)	70,742
22,347	Brambles Ltd. (Industrials)	194,501
9,740	Caltex Australia Ltd. (Energy)	216,252
24,846	Challenger Ltd. (Financials)	195,507
16,858	CIMIC Group Ltd. (Industrials)	383,879
8,562	Coca-Cola Amatil Ltd. (Consumer Staples)	60,667
10,977	Cochlear Ltd. (Health Care)	962,699
31,703	Commonwealth Bank of Australia (Financials)	1,842,278
10,333	CSL Ltd. (Health Care)	748,185
26,094	Dexus Property Group REIT (Real Estate)	175,829
3,191	Domino’s Pizza Enterprises Ltd. (Consumer Discretionary)	159,803
88,876	DUET Group (Utilities)	156,285
21,698	Flight Centre Travel Group Ltd. (Consumer Discretionary)	535,454
193,000	Fortescue Metals Group Ltd. (Materials)	837,050

Shares	Description	Value
Common Stocks – (continued)
Australia – (continued)
30,721	Goodman Group REIT (Real Estate)	$ 151,624
43,239	GPT Group (The) REIT (Real Estate)	154,624
39,184	Harvey Norman Holdings Ltd. (Consumer Discretionary)	137,518
47,880	Insurance Australia Group Ltd. (Financials)	197,753
13,531	LendLease Group (Real Estate)	136,064
6,291	Macquarie Group Ltd. (Financials)	389,976
89,910	Medibank Pvt Ltd. (Financials)	172,718
88,528	Mirvac Group REIT (Real Estate)	134,088
18,368	National Australia Bank Ltd. (Financials)	392,615
20,040	Newcrest Mining Ltd. (Materials)	289,320
33,053	Origin Energy Ltd. (Energy)	145,062
80,028	Qantas Airways Ltd. (Industrials)	195,125
14,246	QBE Insurance Group Ltd. (Financials)	117,571
5,665	Ramsay Health Care Ltd. (Health Care)	296,381
11,125	REA Group Ltd. (Consumer Discretionary)	424,301
106,341	Scentre Group REIT (Real Estate)	333,137
5,594	SEEK Ltd. (Industrials)	61,212
5,819	Sonic Healthcare Ltd. (Health Care)	93,726
373,970	South32 Ltd. (Materials)	748,794
55,823	Stockland REIT (Real Estate)	178,590
27,012	Suncorp Group Ltd. (Financials)	249,473
31,644	Sydney Airport (Industrials)	146,827
28,078	Tabcorp Holdings Ltd. (Consumer Discretionary)	97,296

GOLDMAN SACHS ACTIVEBETA® INTERNATIONAL EQUITY ETF

Schedule of Investments (continued)

November 30, 2016 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Australia – (continued)
29,839	Tatts Group Ltd. (Consumer Discretionary)	$ 92,375
132,767	Telstra Corp. Ltd. (Telecommunication Services)	495,379
46,720	Transurban Group (Industrials)	363,831
11,816	Treasury Wine Estates Ltd. (Consumer Staples)	94,199
70,106	Vicinity Centres REIT (Real Estate)	151,250
23,255	Wesfarmers Ltd. (Consumer Staples)	717,862
22,090	Westfield Corp. REIT (Real Estate)	149,176
48,266	Westpac Banking Corp. (Financials)	1,115,130
36,663	Woolworths Ltd. (Consumer Staples)	620,055

		19,296,373

Austria – 0.3%
2,567	ANDRITZ AG (Industrials)	132,559
4,585	OMV AG (Energy)	148,321
28,978	Raiffeisen Bank International AG (Financials)*	528,264

		809,144

Belgium – 0.7%
2,306	Ageas (Financials)	86,143
5,066	Anheuser-Busch InBev SA/NV (Consumer Staples)	526,868
7,959	Colruyt SA (Consumer Staples)	402,600
2,918	Groupe Bruxelles Lambert SA (Financials)	239,740
995	KBC Group NV (Financials)	59,720
3,547	Proximus SADP (Telecommunication Services)	100,369
2,217	Solvay SA (Materials)	253,406

Shares	Description	Value
Common Stocks – (continued)
Belgium – (continued)
4,548	Telenet Group Holding NV (Consumer Discretionary)*	$ 240,357
1,240	UCB SA (Health Care)	79,844
3,277	Umicore SA (Materials)	196,512

		2,185,559

Canada – 9.7%
3,575	Agnico Eagle Mines Ltd. (Materials)	146,765
1,620	Agrium, Inc. (Materials)	163,121
19,006	Alimentation Couche-Tard, Inc., Class B (Consumer Staples)	876,232
3,048	Atco Ltd., Class I (Utilities)	97,021
8,624	Bank of Montreal (Financials)	567,814
17,482	Bank of Nova Scotia (The) (Financials)	963,941
16,385	Barrick Gold Corp. (Materials)	245,544
5,110	BCE, Inc. (Telecommunication Services)	220,004
16,868	Brookfield Asset Management, Inc., Class A (Financials)	561,138
8,548	CAE, Inc. (Industrials)	125,938
32,245	Cameco Corp. (Energy)	296,406
6,311	Canadian Imperial Bank of Commerce (Financials)	497,427
6,965	Canadian National Railway Co. (Industrials)	465,214
6,646	Canadian Natural Resources Ltd. (Energy)	224,054
556	Canadian Pacific Railway Ltd. (Industrials)	85,029
1,094	Canadian Tire Corp. Ltd., Class A (Consumer Discretionary)	113,842
3,988	Canadian Utilities Ltd., Class A (Utilities)	104,905

GOLDMAN SACHS ACTIVEBETA® INTERNATIONAL EQUITY ETF

Schedule of Investments (continued)

November 30, 2016 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Canada – (continued)
409	CCL Industries, Inc., Class B (Materials)	$ 71,102
24,628	Cenovus Energy, Inc. (Energy)	380,428
6,228	CGI Group, Inc., Class A (Information Technology)*	294,725
29,032	CI Financial Corp. (Financials)	573,687
2,867	Constellation Software, Inc. (Information Technology)	1,335,716
13,603	Crescent Point Energy Corp. (Energy)	172,997
14,762	Dollarama, Inc. (Consumer Discretionary)	1,096,885
1,820	Emera, Inc. (Utilities)	61,059
66,689	Empire Co. Ltd., Class A (Consumer Staples)	904,661
8,285	Enbridge, Inc. (Energy)	348,135
21,162	Encana Corp. (Energy)	265,509
389	Fairfax Financial Holdings Ltd. (Financials)	184,669
23,843	Finning International, Inc. (Industrials)	479,839
9,857	First Capital Realty, Inc. (Real Estate)	149,255
7,814	First Quantum Minerals Ltd. (Materials)	89,147
5,277	Fortis, Inc. (Utilities)	157,141
2,264	Franco-Nevada Corp. (Materials)	131,385
11,999	George Weston Ltd. (Consumer Staples)	996,972
3,731	Gildan Activewear, Inc. (Consumer Discretionary)	101,336
5,823	Goldcorp, Inc. (Materials)	76,783
18,853	Great-West Lifeco, Inc. (Financials)	495,792
8,196	H&R Real Estate Investment Trust REIT (Real Estate)	132,943
19,263	Husky Energy, Inc. (Energy)*	225,924
7,255	Hydro One Ltd. (Utilities)(a)	124,532

Shares	Description	Value
Common Stocks – (continued)
Canada – (continued)
5,898	IGM Financial, Inc. (Financials)	$ 170,632
2,066	Imperial Oil Ltd. (Energy)	70,664
15,834	Industrial Alliance Insurance & Financial Services, Inc. (Financials)	670,643
3,363	Intact Financial Corp. (Financials)	233,854
2,995	Inter Pipeline Ltd. (Energy)	60,831
21,503	Jean Coutu Group PJC, Inc. (The), Class A (Consumer Staples)	331,197
129,473	Kinross Gold Corp. (Materials)*	427,532
9,820	Linamar Corp. (Consumer Discretionary)	377,872
13,153	Loblaw Cos. Ltd. (Consumer Staples)	682,692
32,025	Manulife Financial Corp. (Financials)	557,091
25,595	Metro, Inc. (Consumer Staples)	778,738
8,118	National Bank of Canada (Financials)	303,806
12,627	Onex Corp. (Financials)	885,374
2,712	Open Text Corp. (Information Technology)	172,632
6,344	Pembina Pipeline Corp. (Energy)	186,225
2,376	Peyto Exploration & Development Corp. (Energy)	58,419
32,966	Power Corp. of Canada (Financials)	735,520
20,644	Power Financial Corp. (Financials)	520,783
1,462	Restaurant Brands International, Inc. (Consumer Discretionary)	69,555
6,773	RioCan Real Estate Investment Trust REIT (Real Estate)	134,896

GOLDMAN SACHS ACTIVEBETA® INTERNATIONAL EQUITY ETF

Schedule of Investments (continued)

November 30, 2016 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Canada – (continued)
6,480	Rogers Communications, Inc., Class B (Telecommunication Services)	$ 250,121
26,130	Royal Bank of Canada (Financials)	1,692,251
16,969	Saputo, Inc. (Consumer Staples)	573,332
6,467	Seven Generations Energy Ltd., Class A (Energy)*	148,809
6,022	Shaw Communications, Inc., Class B (Consumer Discretionary)	117,744
6,867	Silver Wheaton Corp. (Materials)	124,817
6,705	Smart Real Estate Investment Trust REIT (Real Estate)	155,183
3,817	SNC-Lavalin Group, Inc. (Industrials)	161,582
10,120	Sun Life Financial, Inc. (Financials)	388,212
23,102	Suncor Energy, Inc. (Energy)	735,017
7,143	Teck Resources Ltd., Class B (Materials)	180,673
3,573	TELUS Corp. (Telecommunication Services)	111,500
29,223	Toronto-Dominion Bank (The) (Financials)	1,381,605
2,236	Tourmaline Oil Corp., Class Common Subscription Receipt (Energy)*	60,265
9,937	TransCanada Corp. (Energy)	445,857
24,615	Turquoise Hill Resources Ltd. (Materials)*	82,196
34,402	Veresen, Inc. (Energy)	315,723
1,512	Vermilion Energy, Inc. (Energy)	61,274

Shares	Description	Value
Common Stocks – (continued)
Canada – (continued)
49,705	Yamana Gold, Inc. (Materials)	$ 148,235

		29,168,369

China – 0.1%
619,390	Yangzijiang Shipbuilding Holdings Ltd. (Industrials)	354,580

Denmark – 1.8%
7,521	Carlsberg A/S, Class B (Consumer Staples)	640,190
2,025	Chr Hansen Holding A/S (Materials)	112,198
7,565	Coloplast A/S, Class B (Health Care)	480,956
6,234	Danske Bank A/S (Financials)	182,302
5,023	DSV A/S (Industrials)	226,241
980	Genmab A/S (Health Care)*	169,910
7,196	ISS A/S (Industrials)	246,242
42,210	Novo Nordisk A/S, Class B (Health Care)	1,432,357
5,662	Pandora A/S (Consumer Discretionary)	674,490
48,061	TDC A/S (Telecommunication Services)*	244,773
6,945	Tryg A/S (Financials)	125,065
4,802	Vestas Wind Systems A/S (Industrials)	317,139
24,545	William Demant Holding A/S (Health Care)*	415,756

		5,267,619

Finland – 0.9%
3,200	Elisa OYJ (Telecommunication Services)	100,547
9,642	Fortum OYJ (Utilities)	140,127
4,558	Kone OYJ, Class B (Industrials)	200,948
7,036	Neste OYJ (Energy)	289,222

GOLDMAN SACHS ACTIVEBETA® INTERNATIONAL EQUITY ETF

Schedule of Investments (continued)

November 30, 2016 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Finland – (continued)
1,736	Nokian Renkaat OYJ (Consumer Discretionary)	$ 62,760
13,696	Orion OYJ, Class B (Health Care)	582,892
5,816	Sampo OYJ, Class A (Financials)	257,334
39,662	UPM-Kymmene OYJ (Materials)	908,786
1,553	Wartsila OYJ Abp (Industrials)	65,518

		2,608,134

France – 9.6%
11,837	Accor SA (Consumer Discretionary)	419,770
1,041	Aeroports de Paris (Industrials)	102,489
2,526	Air Liquide SA (Materials)	257,454
2,876	Airbus Group SE (Industrials)	183,875
3,685	Alstom SA (Industrials)*	99,915
2,483	Arkema SA (Materials)	238,058
19,074	Atos SE (Information Technology)	1,973,392
30,192	AXA SA (Financials)	711,975
18,254	BNP Paribas SA (Financials)	1,060,751
7,382	Bureau Veritas SA (Industrials)	139,076
7,729	Capgemini SA (Information Technology)	610,820
20,107	Carrefour SA (Consumer Staples)	471,809
2,814	Casino Guichard Perrachon SA (Consumer Staples)	128,150
5,666	Christian Dior SE (Consumer Discretionary)	1,102,925
4,682	Cie de Saint-Gobain (Industrials)	203,261
2,966	Cie Generale des Etablissements Michelin (Consumer Discretionary)	317,780

Shares	Description	Value
Common Stocks – (continued)
France – (continued)
25,524	CNP Assurances (Financials)	$ 448,647
43,674	Credit Agricole SA (Financials)	493,408
15,407	Danone SA (Consumer Staples)	970,164
7,299	Dassault Systemes (Information Technology)	557,635
2,908	Edenred (Industrials)	61,372
6,868	Eiffage SA (Industrials)	453,746
7,690	Engie SA (Utilities)	95,036
5,433	Essilor International SA (Health Care)	576,909
2,279	Eurazeo SA (Financials)	123,779
9,507	Eutelsat Communications SA (Consumer Discretionary)	171,294
1,422	Fonciere Des Regions REIT (Real Estate)	111,822
2,127	Gecina SA REIT (Real Estate)	279,558
2,814	Hermes International (Consumer Discretionary)	1,162,394
1,487	ICADE REIT (Real Estate)	102,847
1,413	Imerys SA (Materials)	98,553
3,025	JCDecaux SA (Consumer Discretionary)	78,939
1,172	Kering (Consumer Discretionary)	254,868
4,413	Klepierre REIT (Real Estate)	164,712
5,975	Lagardere SCA (Consumer Discretionary)	147,460
3,725	Legrand SA (Industrials)	208,441
8,671	L’Oreal SA (Consumer Staples)	1,481,369
5,401	LVMH Moet Hennessy Louis Vuitton SE (Consumer Discretionary)	983,735
11,992	Natixis SA (Financials)	60,451
13,557	Orange SA (Telecommunication Services)	197,814

GOLDMAN SACHS ACTIVEBETA® INTERNATIONAL EQUITY ETF

Schedule of Investments (continued)

November 30, 2016 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
France – (continued)
3,463	Pernod Ricard SA (Consumer Staples)	$ 363,681
50,653	Peugeot SA (Consumer Discretionary)*	747,959
5,962	Publicis Groupe SA (Consumer Discretionary)	387,248
1,880	Remy Cointreau SA (Consumer Staples)	158,009
6,920	Renault SA (Consumer Discretionary)	545,710
53,969	Rexel SA (Industrials)	835,282
5,841	Safran SA (Industrials)	401,323
22,523	Sanofi (Health Care)	1,818,450
7,620	Schneider Electric SE (Industrials)	507,793
14,761	SCOR SE (Financials)	469,206
2,795	SEB SA (Consumer Discretionary)	375,657
3,432	Societe BIC SA (Industrials)	444,343
16,014	Societe Generale SA (Financials)	689,443
2,840	Sodexo SA (Consumer Discretionary)	310,908
7,002	Suez (Utilities)	97,860
5,442	Technip SA (Energy)	377,315
3,016	Thales SA (Industrials)	294,758
23,608	TOTAL SA (Energy)	1,125,824
857	Unibail-Rodamco SE REIT (Real Estate)	189,321
3,930	Valeo SA (Consumer Discretionary)	219,328
14,707	Veolia Environnement SA (Utilities)	254,377
9,781	Vinci SA (Industrials)	635,303
8,995	Vivendi SA (Consumer Discretionary)	171,659
834	Wendel SA (Financials)	96,610

		28,823,820

Germany – 6.8%
9,600	adidas AG (Consumer Discretionary)	1,415,531

Shares	Description	Value
Common Stocks – (continued)
Germany – (continued)
8,199	Allianz SE (Financials)	$ 1,302,885
1,890	Axel Springer SE (Consumer Discretionary)	81,139
8,697	BASF SE (Materials)	747,195
14,300	Bayer AG (Health Care)	1,343,860
1,179	Bayerische Motoren Werke AG (Consumer Discretionary)	100,567
9,681	Beiersdorf AG (Consumer Staples)	791,581
3,394	Brenntag AG (Industrials)	178,812
1,223	Continental AG (Consumer Discretionary)	217,178
1,803	Covestro AG (Materials)(a)	115,962
4,455	Daimler AG (Consumer Discretionary)	296,595
8,425	Deutsche Boerse AG (Financials)*	681,465
37,532	Deutsche Lufthansa AG (Industrials)	486,725
34,294	Deutsche Post AG (Industrials)	1,072,819
58,836	Deutsche Telekom AG (Telecommunication Services)	927,773
13,596	Deutsche Wohnen AG (Real Estate)	419,122
47,690	E.ON SE (Utilities)	315,021
3,500	Evonik Industries AG (Materials)	97,684
2,372	Fraport AG Frankfurt Airport Services Worldwide (Industrials)	137,889
5,071	Fresenius Medical Care AG & Co KGaA (Health Care)	395,918
8,407	Fresenius SE & Co KGaA (Health Care)	604,204
3,443	GEA Group AG (Industrials)	128,452
2,823	Hannover Rueck SE (Financials)	299,913
7,427	HeidelbergCement AG (Materials)	666,605

GOLDMAN SACHS ACTIVEBETA® INTERNATIONAL EQUITY ETF

Schedule of Investments (continued)

November 30, 2016 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Germany – (continued)
3,276	Henkel AG & Co KGaA (Consumer Staples)	$ 333,861
1,727	HOCHTIEF AG (Industrials)	245,854
8,829	HUGO BOSS AG (Consumer Discretionary)	506,690
14,058	Infineon Technologies AG (Information Technology)	235,323
2,811	LANXESS AG (Materials)	173,517
1,458	Linde AG (Materials)	243,133
1,902	MAN SE (Industrials)	187,762
6,069	Merck KGaA (Health Care)	608,648
11,941	METRO AG (Consumer Staples)	357,146
3,791	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Financials)	691,093
5,285	OSRAM Licht AG (Industrials)	269,300
8,784	ProSiebenSat.1 Media SE (Consumer Discretionary)	301,300
7,047	RWE AG (Utilities)*	88,659
15,440	SAP SE (Information Technology)	1,291,956
8,166	Siemens AG (Industrials)	923,421
2,691	Symrise AG (Materials)	163,027
40,235	Telefonica Deutschland Holding AG (Telecommunication Services)	158,006
13,214	TUI AG (Consumer Discretionary)	174,011
3,313	United Internet AG (Information Technology)	126,888
5,792	Vonovia SE (Real Estate)	186,966
11,898	Zalando SE (Consumer Discretionary)*(a)	443,831

		20,535,287

Hong Kong – 3.1%
167,789	AIA Group Ltd. (Financials)	1,023,176

Shares	Description	Value
Common Stocks – (continued)
Hong Kong – (continued)
34,914	Bank of East Asia Ltd. (The) (Financials)	$ 144,712
155,831	BOC Hong Kong Holdings Ltd. (Financials)	584,619
120,775	Cathay Pacific Airways Ltd. (Industrials)	163,490
12,795	Cheung Kong Infrastructure Holdings Ltd. (Utilities)	106,891
8,989	Cheung Kong Property Holdings Ltd. (Real Estate)	61,536
10,941	CK Hutchison Holdings Ltd. (Industrials)	133,295
28,771	CLP Holdings Ltd. (Utilities)	281,343
129,861	First Pacific Co. Ltd. (Financials)	91,243
18,680	Galaxy Entertainment Group Ltd. (Consumer Discretionary)	92,718
18,141	Hang Seng Bank Ltd. (Financials)	343,799
15,649	Henderson Land Development Co. Ltd. (Real Estate)	86,450
314,286	HK Electric Investments & HK Electric Investments Ltd. (Utilities)(a)	277,145
126,872	HKT Trust & HKT Ltd. (Telecommunication Services)	165,528
94,567	Hong Kong & China Gas Co. Ltd. (Utilities)	176,048
30,264	Hong Kong Exchanges & Clearing Ltd. (Financials)	795,944
14,992	Hysan Development Co. Ltd. (Real Estate)	66,102
3,036	Jardine Matheson Holdings Ltd. (Industrials)	164,551
28,329	Kerry Properties Ltd. (Real Estate)	81,079
61,720	Link REIT (Real Estate)	424,906
37,323	MTR Corp. Ltd. (Industrials)	186,696
256,044	New World Development Co. Ltd. (Real Estate)	285,203

GOLDMAN SACHS ACTIVEBETA® INTERNATIONAL EQUITY ETF

Schedule of Investments (continued)

November 30, 2016 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Hong Kong – (continued)
166,805	NWS Holdings Ltd. (Industrials)	$ 288,164
382,512	PCCW Ltd. (Telecommunication Services)	222,407
14,163	Power Assets Holdings Ltd. (Utilities)	135,118
17,914	Sands China Ltd. (Consumer Discretionary)	88,223
53,797	Shangri-La Asia Ltd. (Consumer Discretionary)	58,606
928,213	SJM Holdings Ltd. (Consumer Discretionary)	751,507
24,672	Sun Hung Kai Properties Ltd. (Real Estate)	322,847
10,415	Swire Pacific Ltd., Class A (Real Estate)	103,725
41,357	Techtronic Industries Co. Ltd. (Consumer Discretionary)	161,287
891,431	WH Group Ltd. (Consumer Staples)(a)	741,265
29,384	Wharf Holdings Ltd. (The) (Real Estate)	217,823
104,193	Wheelock & Co. Ltd. (Real Estate)	619,249

		9,446,695

Ireland – 0.4%
9,652	CRH PLC (Materials)	322,472
17,508	Experian PLC (Industrials)	330,305
13,086	James Hardie Industries PLC CDI (Materials)	201,300
3,856	Kerry Group PLC, Class A (Consumer Staples)	273,365

		1,127,442

Israel – 0.8%
2,769	Azrieli Group Ltd. (Real Estate)	120,831
40,512	Bank Hapoalim BM (Financials)	243,670

Shares	Description	Value
Common Stocks – (continued)
Israel – (continued)
69,787	Bank Leumi Le-Israel BM (Financials)*	$ 283,961
166,884	Bezeq The Israeli Telecommunication Corp. Ltd. (Telecommunication Services)	308,182
1,097	Check Point Software Technologies Ltd. (Information Technology)*	90,316
10,597	Mizrahi Tefahot Bank Ltd. (Financials)	148,456
7,793	Nice Ltd. (Information Technology)	514,668
20,556	Teva Pharmaceutical Industries Ltd. ADR (Health Care)	774,961

		2,485,045

Italy – 2.3%
10,725	Assicurazioni Generali SpA (Financials)	135,615
8,964	Atlantia SpA (Industrials)	199,309
233,274	Enel SpA (Utilities)	943,801
16,104	Eni SpA (Energy)	224,472
14,509	EXOR SpA (Financials)	609,643
28,162	Intesa Sanpaolo SpA (Financials)	62,617
20,073	Leonardo-Finmeccanica SpA (Industrials)*	260,844
16,946	Luxottica Group SpA (Consumer Discretionary)	882,637
30,006	Prysmian SpA (Industrials)	718,411
1,551,932	Saipem SpA (Energy)*	698,191
64,935	Snam SpA (Energy)	251,699
687,089	Telecom Italia SpA (Telecommunication Services)*	520,044
832,712	Telecom Italia SpA-RSP (Telecommunication Services)*	520,288
44,997	Terna Rete Elettrica Nazionale SpA (Utilities)	195,323

GOLDMAN SACHS ACTIVEBETA® INTERNATIONAL EQUITY ETF

Schedule of Investments (continued)

November 30, 2016 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Italy – (continued)
164,044	UniCredit SpA (Financials)	$ 351,864
148,383	UnipolSai SpA (Financials)	283,328

		6,858,086

Japan – 21.6%
3,873	ABC-Mart, Inc. (Consumer Discretionary)	228,073
9,906	Aeon Co. Ltd. (Consumer Staples)	137,012
3,628	Air Water, Inc. (Materials)	62,247
8,416	Ajinomoto Co., Inc. (Consumer Staples)	163,416
23,018	Alfresa Holdings Corp. (Health Care)	368,264
45,860	ANA Holdings, Inc. (Industrials)	127,705
37,490	Aozora Bank Ltd. (Financials)	129,304
15,318	Asahi Glass Co. Ltd. (Industrials)	99,884
10,507	Asahi Group Holdings Ltd. (Consumer Staples)	343,210
13,951	Asahi Kasei Corp. (Materials)	124,579
9,110	Asics Corp. (Consumer Discretionary)	192,522
62,915	Astellas Pharma, Inc. (Health Care)	872,125
16,872	Bandai Namco Holdings, Inc. (Consumer Discretionary)	483,453
16,089	Benesse Holdings, Inc. (Consumer Discretionary)	428,541
10,126	Bridgestone Corp. (Consumer Discretionary)	388,084
31,641	Brother Industries Ltd. (Information Technology)	543,155
19,170	Calbee, Inc. (Consumer Staples)	599,772
24,449	Canon, Inc. (Information Technology)	699,708
7,411	Casio Computer Co. Ltd. (Consumer Discretionary)	97,235

Shares	Description	Value
Common Stocks – (continued)
Japan – (continued)
1,547	Central Japan Railway Co. (Industrials)	$ 253,613
29,709	Chubu Electric Power Co., Inc. (Utilities)	418,604
5,565	Chugoku Electric Power Co., Inc. (The) (Utilities)	63,589
10,562	Dai Nippon Printing Co. Ltd. (Industrials)	100,295
13,398	Daiichi Sankyo Co. Ltd. (Health Care)	280,083
3,567	Daikin Industries Ltd. (Industrials)	335,429
3,570	Daito Trust Construction Co. Ltd. (Real Estate)	556,907
11,895	Daiwa House Industry Co. Ltd. (Real Estate)	339,484
94	Daiwa House REIT Investment Corp. REIT (Real Estate)	234,866
14,110	Daiwa Securities Group, Inc. (Financials)	85,122
7,892	DeNA Co. Ltd. (Information Technology)	241,376
2,491	Denso Corp. (Consumer Discretionary)	108,870
2,245	East Japan Railway Co. (Industrials)	192,414
5,408	Eisai Co. Ltd. (Health Care)	313,673
6,960	FamilyMart UNY Holdings Co. Ltd. (Consumer Staples)	436,737
710	FANUC Corp. (Industrials)	120,291
2,385	Fast Retailing Co. Ltd. (Consumer Discretionary)	828,246
6,726	Fuji Heavy Industries Ltd. (Consumer Discretionary)	274,187
16,852	FUJIFILM Holdings Corp. (Information Technology)	628,410
86,977	Fujitsu Ltd. (Information Technology)	515,091
2,277	Hamamatsu Photonics KK (Information Technology)	60,649
4,456	Hankyu Hanshin Holdings, Inc. (Industrials)	141,370

GOLDMAN SACHS ACTIVEBETA® INTERNATIONAL EQUITY ETF

Schedule of Investments (continued)

November 30, 2016 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Japan – (continued)
8,664	Hikari Tsushin, Inc. (Consumer Discretionary)	$ 775,574
4,397	Hisamitsu Pharmaceutical Co., Inc. (Health Care)	212,238
4,419	Hitachi Chemical Co. Ltd. (Materials)	97,342
23,047	Hitachi Construction Machinery Co. Ltd. (Industrials)	476,130
3,861	Hitachi High-Technologies Corp. (Information Technology)	152,820
14,728	Hitachi Ltd. (Information Technology)	78,755
10,679	Hokuriku Electric Power Co. (Utilities)	116,026
30,250	Honda Motor Co. Ltd. (Consumer Discretionary)	884,576
1,666	Hoshizaki Corp. (Industrials)	141,678
16,385	Hoya Corp. (Health Care)	646,945
18,443	Idemitsu Kosan Co. Ltd. (Energy)	418,891
15,516	Iida Group Holdings Co. Ltd. (Consumer Discretionary)	302,027
13,839	Isetan Mitsukoshi Holdings Ltd. (Consumer Discretionary)	153,153
48,333	ITOCHU Corp. (Industrials)	662,567
2,383	Japan Airlines Co. Ltd. (Industrials)	70,793
3,159	Japan Airport Terminal Co. Ltd. (Industrials)	117,965
6,395	Japan Exchange Group, Inc. (Financials)	95,073
80	Japan Retail Fund Investment Corp. REIT (Real Estate)	163,026
10,608	Japan Tobacco, Inc. (Consumer Staples)	367,363
119,862	JX Holdings, Inc. (Energy)	459,062
20,839	Kajima Corp. (Industrials)	146,675
46,746	Kakaku.com, Inc. (Information Technology)	736,400

Shares	Description	Value
Common Stocks – (continued)
Japan – (continued)
13,327	Kamigumi Co. Ltd. (Industrials)	$ 122,808
11,125	Kansai Electric Power Co., Inc. (The) (Utilities)*	110,132
6,276	Kansai Paint Co. Ltd. (Materials)	115,391
22,751	Kao Corp. (Consumer Staples)	1,051,643
22,823	KDDI Corp. (Telecommunication Services)	600,695
21,280	Keihan Holdings Co. Ltd. (Industrials)	135,959
12,977	Keikyu Corp. (Industrials)	139,969
12,558	Keio Corp. (Industrials)	100,512
3,320	Keisei Electric Railway Co. Ltd. (Industrials)	79,077
630	Keyence Corp. (Information Technology)	432,532
4,386	Kikkoman Corp. (Consumer Staples)	134,723
36,535	Kintetsu Group Holdings Co. Ltd. (Industrials)	141,722
16,732	Kirin Holdings Co. Ltd. (Consumer Staples)	273,641
2,040	Koito Manufacturing Co. Ltd. (Consumer Discretionary)	106,704
9,551	Komatsu Ltd. (Industrials)	220,743
3,300	Konami Holdings Corp. (Information Technology)	112,080
64,578	Konica Minolta, Inc. (Information Technology)	618,888
6,882	Kose Corp. (Consumer Staples)	553,846
4,548	Kubota Corp. (Industrials)	68,951
8,236	Kuraray Co. Ltd. (Materials)	116,950
4,611	Kurita Water Industries Ltd. (Industrials)	96,230
3,199	Kyocera Corp. (Information Technology)	152,616
8,668	Lawson, Inc. (Consumer Staples)	602,489

GOLDMAN SACHS ACTIVEBETA® INTERNATIONAL EQUITY ETF

Schedule of Investments (continued)

November 30, 2016 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Japan – (continued)
5,989	LINE Corp. (Information Technology)*	$ 231,792
33,246	Lion Corp. (Consumer Staples)	542,696
17,699	M3, Inc. (Health Care)	458,687
978	Makita Corp. (Industrials)	66,519
17,418	Marubeni Corp. (Industrials)	95,738
5,931	Maruichi Steel Tube Ltd. (Materials)	191,809
19,203	Mazda Motor Corp. (Consumer Discretionary)	309,082
7,271	McDonald’s Holdings Co. Japan Ltd. (Consumer Discretionary)	200,687
7,285	Medipal Holdings Corp. (Health Care)	104,660
10,552	MEIJI Holdings Co. Ltd. (Consumer Staples)	844,567
5,865	Miraca Holdings, Inc. (Health Care)	263,538
8,058	MISUMI Group, Inc. (Industrials)	144,690
72,738	Mitsubishi Chemical Holdings Corp. (Materials)	459,300
27,930	Mitsubishi Corp. (Industrials)	605,810
16,346	Mitsubishi Electric Corp. (Industrials)	226,157
6,280	Mitsubishi Estate Co. Ltd. (Real Estate)	127,066
23,882	Mitsubishi Gas Chemical Co., Inc. (Materials)	363,433
2,899	Mitsubishi Materials Corp. (Materials)	86,121
14,123	Mitsubishi Tanabe Pharma Corp. (Health Care)	266,607
145,766	Mitsubishi UFJ Financial Group, Inc. (Financials)	856,853
74,959	Mitsubishi UFJ Lease & Finance Co. Ltd. (Financials)	346,688
34,935	Mitsui & Co. Ltd. (Industrials)	472,617
22,267	Mitsui Chemicals, Inc. (Materials)	103,377

Shares	Description	Value
Common Stocks – (continued)
Japan – (continued)
3,390	Mitsui Fudosan Co. Ltd. (Real Estate)	$ 80,046
196,378	Mitsui OSK Lines Ltd. (Industrials)	506,693
16,593	Mixi, Inc. (Information Technology)	580,307
413,516	Mizuho Financial Group, Inc. (Financials)	735,252
1,489	Murata Manufacturing Co. Ltd. (Information Technology)	201,570
3,511	Nabtesco Corp. (Industrials)	89,605
87,408	Nagoya Railroad Co. Ltd. (Industrials)	430,347
6,507	Nexon Co. Ltd. (Information Technology)	91,313
9,161	NH Foods Ltd. (Consumer Staples)	236,854
1,970	Nidec Corp. (Industrials)	177,040
24,201	Nikon Corp. (Consumer Discretionary)	356,818
976	Nintendo Co. Ltd. (Information Technology)	237,908
18,195	Nippon Express Co. Ltd. (Industrials)	94,372
2,790	Nippon Paint Holdings Co. Ltd. (Materials)	88,393
81	Nippon Prologis REIT, Inc. REIT (Real Estate)	168,405
16,566	Nippon Steel & Sumitomo Metal Corp. (Materials)	356,632
16,078	Nippon Telegraph & Telephone Corp. (Telecommunication Services)	652,602
5,258	Nissan Chemical Industries Ltd. (Materials)	175,582
13,512	Nissan Motor Co. Ltd. (Consumer Discretionary)	125,283
9,486	Nisshin Seifun Group, Inc. (Consumer Staples)	133,451
2,105	Nissin Foods Holdings Co. Ltd. (Consumer Staples)	110,104

GOLDMAN SACHS ACTIVEBETA® INTERNATIONAL EQUITY ETF

Schedule of Investments (continued)

November 30, 2016 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Japan – (continued)
9,256	Nitori Holdings Co. Ltd. (Consumer Discretionary)	$ 969,912
1,038	Nitto Denko Corp. (Materials)	71,930
5,642	Nomura Real Estate Holdings, Inc. (Real Estate)	91,702
162	Nomura Real Estate Master Fund, Inc. REIT (Real Estate)	242,406
3,316	Nomura Research Institute Ltd. (Information Technology)	112,915
5,943	NTT Data Corp. (Information Technology)	296,772
22,173	NTT DOCOMO, Inc. (Telecommunication Services)	510,614
12,283	Obayashi Corp. (Industrials)	117,284
2,432	Obic Co. Ltd. (Information Technology)	107,359
5,965	Odakyu Electric Railway Co. Ltd. (Industrials)	117,107
29,924	Oji Holdings Corp. (Materials)	123,168
6,722	Olympus Corp. (Health Care)	237,153
8,727	Omron Corp. (Information Technology)	323,208
6,234	Oracle Corp. Japan (Information Technology)	311,851
1,605	Oriental Land Co. Ltd. (Consumer Discretionary)	91,797
21,395	ORIX Corp. (Financials)	334,505
56,365	Osaka Gas Co. Ltd. (Utilities)	213,994
14,711	Otsuka Holdings Co. Ltd. (Health Care)	599,956
28,211	Panasonic Corp. (Consumer Discretionary)	288,188
11,405	Park24 Co. Ltd. (Industrials)	325,299
6,507	Pola Orbis Holdings, Inc. (Consumer Staples)	506,535

Shares	Description	Value
Common Stocks – (continued)
Japan – (continued)
15,640	Recruit Holdings Co. Ltd. (Industrials)	$ 599,136
55,310	Resona Holdings, Inc. (Financials)	267,024
8,608	Ricoh Co. Ltd. (Information Technology)	69,577
1,117	Rinnai Corp. (Consumer Discretionary)	95,383
2,492	Ryohin Keikaku Co. Ltd. (Consumer Discretionary)	490,549
2,939	Sankyo Co. Ltd. (Consumer Discretionary)	93,242
19,254	SBI Holdings, Inc. (Financials)	241,974
2,568	Secom Co. Ltd. (Industrials)	187,487
6,004	Sega Sammy Holdings, Inc. (Consumer Discretionary)	90,103
13,461	Sekisui Chemical Co. Ltd. (Consumer Discretionary)	204,611
6,909	Sekisui House Ltd. (Consumer Discretionary)	113,387
12,800	Seven & i Holdings Co. Ltd. (Consumer Staples)	498,205
22,081	Seven Bank Ltd. (Financials)	63,174
101,910	Sharp Corp. (Consumer Discretionary)*	169,038
9,538	Shimadzu Corp. (Information Technology)	145,901
2,444	Shimamura Co. Ltd. (Consumer Discretionary)	292,135
2,080	Shimano, Inc. (Consumer Discretionary)	343,001
10,973	Shimizu Corp. (Industrials)	101,501
2,731	Shin-Etsu Chemical Co. Ltd. (Materials)	202,767
88,984	Shinsei Bank Ltd. (Financials)	142,912
6,059	Shionogi & Co. Ltd. (Health Care)	287,676
27,299	Shiseido Co. Ltd. (Consumer Staples)	696,940
17,154	Showa Shell Sekiyu KK (Energy)	153,708

GOLDMAN SACHS ACTIVEBETA® INTERNATIONAL EQUITY ETF

Schedule of Investments (continued)

November 30, 2016 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Japan – (continued)
5,693	SoftBank Group Corp. (Telecommunication Services)	$ 335,350
1,574	Sohgo Security Services Co. Ltd. (Industrials)	64,303
3,430	Sompo Holdings, Inc. (Financials)	112,221
18,039	Sony Corp. (Consumer Discretionary)	520,534
2,593	Stanley Electric Co. Ltd. (Consumer Discretionary)	71,797
44,193	Start Today Co. Ltd. (Consumer Discretionary)	681,444
40,404	Sumitomo Chemical Co. Ltd. (Materials)	185,452
29,616	Sumitomo Corp. (Industrials)	354,784
14,963	Sumitomo Dainippon Pharma Co. Ltd. (Health Care)	245,433
7,587	Sumitomo Electric Industries Ltd. (Consumer Discretionary)	106,702
21,830	Sumitomo Mitsui Financial Group, Inc. (Financials)	805,801
11,575	Sumitomo Rubber Industries Ltd. (Consumer Discretionary)	191,892
3,916	Sundrug Co. Ltd. (Consumer Staples)	273,565
8,576	Suntory Beverage & Food Ltd. (Consumer Staples)	368,419
2,752	Suruga Bank Ltd. (Financials)	62,240
14,476	Suzuken Co. Ltd. (Health Care)	434,490
12,494	Sysmex Corp. (Health Care)	755,484
30,956	Taiheiyo Cement Corp. (Materials)	97,260
21,182	Taisei Corp. (Industrials)	153,922
2,624	Taisho Pharmaceutical Holdings Co. Ltd. (Health Care)	224,760

Shares	Description	Value
Common Stocks – (continued)
Japan – (continued)
28,229	Takashimaya Co. Ltd. (Consumer Discretionary)	$ 235,107
8,366	Takeda Pharmaceutical Co. Ltd. (Health Care)	343,979
9,519	Teijin Ltd. (Materials)	176,938
7,162	Terumo Corp. (Health Care)	252,991
29,571	Tobu Railway Co. Ltd. (Industrials)	142,217
3,617	Toho Co. Ltd. (Consumer Discretionary)	104,277
36,963	Toho Gas Co. Ltd. (Utilities)	293,900
12,164	Tohoku Electric Power Co., Inc. (Utilities)	142,302
4,620	Tokio Marine Holdings, Inc. (Financials)	198,634
3,411	Tokyo Electron Ltd. (Information Technology)	313,574
41,016	Tokyo Gas Co. Ltd. (Utilities)	179,514
5,600	Tokyo Tatemono Co. Ltd. (Real Estate)	72,540
17,444	Tokyu Corp. (Industrials)	130,740
15,391	TonenGeneral Sekiyu KK (Energy)	147,095
16,380	Toppan Printing Co. Ltd. (Industrials)	149,072
19,092	Toray Industries, Inc. (Materials)	155,725
52,543	Toshiba Corp. (Industrials)*	196,071
3,351	TOTO Ltd. (Industrials)	128,958
5,928	Toyo Seikan Group Holdings Ltd. (Materials)	112,062
3,815	Toyo Suisan Kaisha Ltd. (Consumer Staples)	135,598
8,629	Toyoda Gosei Co. Ltd. (Consumer Discretionary)	187,052
22,928	Toyota Motor Corp. (Consumer Discretionary)	1,337,911
8,633	Toyota Tsusho Corp. (Industrials)	216,611
2,429	Trend Micro, Inc. (Information Technology)	87,614

GOLDMAN SACHS ACTIVEBETA® INTERNATIONAL EQUITY ETF

Schedule of Investments (continued)

November 30, 2016 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Japan – (continued)
2,794	Tsuruha Holdings, Inc. (Consumer Staples)	$ 286,401
18,987	Unicharm Corp. (Consumer Staples)	405,668
163	United Urban Investment Corp. REIT (Real Estate)	249,482
1,308	West Japan Railway Co. (Industrials)	79,861
2,056	Yakult Honsha Co. Ltd. (Consumer Staples)	90,580
33,470	Yamada Denki Co. Ltd. (Consumer Discretionary)	179,474
14,299	Yamaguchi Financial Group, Inc. (Financials)	149,334
5,537	Yamaha Corp. (Consumer Discretionary)	169,349
51,268	Yamazaki Baking Co. Ltd. (Consumer Staples)	1,020,906
3,936	Yaskawa Electric Corp. (Information Technology)	60,623
7,828	Yokohama Rubber Co. Ltd. (The) (Consumer Discretionary)	142,003

		64,841,148

Jersey Island – 0.0%
1,785	Randgold Resources Ltd. (Materials)	127,120

Luxembourg – 0.4%
26,380	ArcelorMittal (Materials)*	199,469
135	Eurofins Scientific SE (Health Care)	59,138
5,715	Millicom International Cellular SA (Telecommunication Services)	241,055
6,004	RTL Group SA (Consumer Discretionary)	408,319
5,104	SES SA (Consumer Discretionary)	110,425

Shares	Description	Value
Common Stocks – (continued)
Luxembourg – (continued)
7,604	Tenaris SA (Energy)	$ 121,560

		1,139,966

Mexico – 0.1%
10,407	Fresnillo PLC (Materials)	156,030

Netherlands – 2.9%
4,135	ABN AMRO Group NV (Financials)(a)	89,483
2,163	Akzo Nobel NV (Materials)	134,825
3,769	ASML Holding NV (Information Technology)	390,300
9,557	Boskalis Westminster (Industrials)	298,566
3,815	Gemalto NV (Information Technology)	194,739
10,695	Heineken Holding NV (Consumer Staples)	752,077
5,994	Heineken NV (Consumer Staples)	449,668
42,948	ING Groep NV (Financials)	585,436
62,459	Koninklijke Ahold Delhaize NV (Consumer Staples)	1,233,033
4,615	Koninklijke DSM NV (Materials)	280,126
51,834	Koninklijke KPN NV (Telecommunication Services)	149,506
10,345	Koninklijke Philips NV (Industrials)	297,833
2,747	Koninklijke Vopak NV (Energy)	128,508
13,659	NN Group NV (Financials)	439,465
1,098	NXP Semiconductors NV (Information Technology)*	108,867
9,613	Randstad Holding NV (Industrials)	488,561
47,081	Royal Dutch Shell PLC, Class A (Energy)	1,191,754
36,450	Royal Dutch Shell PLC, Class B (Energy)	964,779

GOLDMAN SACHS ACTIVEBETA® INTERNATIONAL EQUITY ETF

Schedule of Investments (continued)

November 30, 2016 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Netherlands – (continued)
12,249	Wolters Kluwer NV (Industrials)	$ 442,047

		8,619,573

New Zealand – 0.2%
45,635	Auckland International Airport Ltd. (Industrials)	199,090
16,273	Fletcher Building Ltd. (Materials)	118,573
49,811	Meridian Energy Ltd. (Utilities)	90,736
14,652	Ryman Healthcare Ltd. (Health Care)	90,872
54,627	Spark New Zealand Ltd. (Telecommunication Services)	140,746

		640,017

Norway – 0.7%
12,854	DNB ASA (Financials)	189,341
11,733	Gjensidige Forsikring ASA (Financials)	187,714
18,725	Marine Harvest ASA (Consumer Staples)*	336,749
84,538	Norsk Hydro ASA (Materials)	398,602
30,829	Orkla ASA (Consumer Staples)	274,860
13,647	Schibsted ASA, Class A (Consumer Discretionary)	294,640
14,166	Schibsted ASA, Class B (Consumer Discretionary)	287,542
8,158	Telenor ASA (Telecommunication Services)	120,552
1,976	Yara International ASA (Materials)	73,115

		2,163,115

Portugal – 0.3%
151,557	EDP - Energias de Portugal SA (Utilities)	438,424

Shares	Description	Value
Common Stocks – (continued)
Portugal – (continued)
10,188	Galp Energia SGPS SA (Energy)	$ 137,957
20,632	Jeronimo Martins SGPS SA (Consumer Staples)	326,326

		902,707

Singapore – 1.4%
113,444	CapitaLand Commercial Trust REIT (Real Estate)	121,174
62,270	CapitaLand Mall Trust REIT (Real Estate)	84,772
10,361	City Developments Ltd. (Real Estate)	61,049
46,610	DBS Group Holdings Ltd. (Financials)	571,073
340,006	Golden Agri-Resources Ltd. (Consumer Staples)	102,068
14,238	Jardine Cycle & Carriage Ltd. (Consumer Discretionary)	399,089
106,562	Oversea-Chinese Banking Corp. Ltd. (Financials)	675,498
42,045	SATS Ltd. (Industrials)	141,187
114,344	Singapore Exchange Ltd. (Financials)	582,736
26,250	Singapore Technologies Engineering Ltd. (Industrials)	61,942
55,810	Singapore Telecommunications Ltd. (Telecommunication Services)	147,278
212,106	StarHub Ltd. (Telecommunication Services)	426,463
76,394	Suntec Real Estate Investment Trust REIT (Real Estate)	90,399
21,768	United Overseas Bank Ltd. (Financials)	310,168
183,266	Wilmar International Ltd. (Consumer Staples)	450,361

		4,225,257

GOLDMAN SACHS ACTIVEBETA® INTERNATIONAL EQUITY ETF

Schedule of Investments (continued)

November 30, 2016 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
South Africa – 0.2%
14,472	Investec PLC (Financials)	$ 94,023
37,900	Mediclinic International PLC (Health Care)	335,964
6,446	Mondi PLC (Materials)	131,516

		561,503

Spain – 2.8%
8,494	Abertis Infraestructuras SA (Industrials)	113,576
29,140	ACS Actividades de Construccion y Servicios SA (Industrials)	858,882
2,218	Aena SA (Industrials)(a)	294,342
16,645	Amadeus IT Group SA (Information Technology)	755,014
38,590	Banco Bilbao Vizcaya Argentaria SA (Financials)	238,495
211,146	Banco de Sabadell SA (Financials)	263,629
196,751	Banco Santander SA (Financials)	900,181
104,867	Distribuidora Internacional de Alimentacion SA (Consumer Staples)	479,012
6,616	Enagas SA (Utilities)	163,174
12,402	Endesa SA (Utilities)	256,609
7,383	Ferrovial SA (Industrials)	130,988
5,813	Gas Natural SDG SA (Utilities)	99,588
7,791	Grifols SA (Health Care)	152,897
131,088	Iberdrola SA (Utilities)	789,711
27,682	Industria de Diseno Textil SA (Consumer Discretionary)	947,757
137,384	Mapfre SA (Financials)	412,435
6,232	Red Electrica Corp. SA (Utilities)	111,063
61,283	Repsol SA (Energy)	819,113
41,472	Telefonica SA (Telecommunication Services)	345,437

Shares	Description	Value
Common Stocks – (continued)
Spain – (continued)
27,618	Zardoya Otis SA (Industrials)	$ 215,920

		8,347,823

Sweden – 2.3%
5,548	Alfa Laval AB (Industrials)	83,172
19,740	Assa Abloy AB, Class B (Industrials)	372,905
15,347	Atlas Copco AB, Class A (Industrials)	463,801
6,226	Atlas Copco AB, Class B (Industrials)	167,182
12,120	Boliden AB (Materials)	312,715
14,111	Electrolux AB, Series B (Consumer Discretionary)	329,695
12,249	Getinge AB, Class B (Health Care)	187,078
37,965	Hennes & Mauritz AB, Class B (Consumer Discretionary)	1,101,692
4,450	Hexagon AB, Class B (Information Technology)	157,476
16,732	Husqvarna AB, Class B (Consumer Discretionary)	123,696
5,960	ICA Gruppen AB (Consumer Staples)	176,566
6,412	Industrivarden AB, Class C (Financials)	109,738
4,164	Investor AB, Class B (Financials)	140,499
3,768	Kinnevik AB, Class B (Financials)	92,241
3,477	L E Lundbergforetagen AB, Class B (Financials)	200,176
20,357	Nordea Bank AB (Financials)	213,669
8,412	Sandvik AB (Industrials)	99,501
33,396	Securitas AB, Class B (Industrials)	490,160
11,452	Skandinaviska Enskilda Banken AB, Class A (Financials)	113,999

GOLDMAN SACHS ACTIVEBETA® INTERNATIONAL EQUITY ETF

Schedule of Investments (continued)

November 30, 2016 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Sweden – (continued)
7,790	Skanska AB, Class B (Industrials)	$ 178,886
6,215	Svenska Cellulosa AB SCA, Class B (Consumer Staples)	165,608
21,672	Svenska Handelsbanken AB, Class A (Financials)	300,478
11,557	Swedbank AB, Class A (Financials)	266,517
11,549	Swedish Match AB (Consumer Staples)	360,030
23,046	Tele2 AB, Class B (Telecommunication Services)	175,866
21,886	Telefonaktiebolaget LM Ericsson, Class B (Information Technology)	112,583
58,216	Telia Co. AB (Telecommunication Services)	218,562
17,988	Volvo AB, Class B (Industrials)	192,116

		6,906,607

Switzerland – 9.4%
26,519	ABB Ltd. (Industrials)*	539,414
5,331	Actelion Ltd. (Health Care)*	1,025,746
4,109	Adecco Group AG (Industrials)	252,716
11,061	Aryzta AG (Consumer Staples)*	470,390
1,507	Baloise Holding AG (Financials)	181,228
258	Barry Callebaut AG (Consumer Staples)*	305,704
32	Chocoladefabriken Lindt & Spruengli AG (Consumer Staples)	157,385
5,223	Cie Financiere Richemont SA (Consumer Discretionary)	340,714
24,065	Coca-Cola HBC AG (Consumer Staples)*	511,136

Shares	Description	Value
Common Stocks – (continued)
Switzerland – (continued)
1,247	EMS-Chemie Holding AG (Materials)	$ 638,404
199	Galenica AG (Health Care)	210,008
853	Geberit AG (Industrials)	337,046
269	Givaudan SA (Materials)	478,504
537,962	Glencore PLC (Materials)*	1,877,259
2,541	Julius Baer Group Ltd. (Financials)*	112,077
7,354	Kuehne + Nagel International AG (Industrials)	958,731
1,767	LafargeHolcim Ltd. (Materials)*	93,411
4,311	Lonza Group AG (Health Care)*	768,544
63,724	Nestle SA (Consumer Staples)	4,278,920
40,698	Novartis AG (Health Care)	2,806,690
5,474	Pargesa Holding SA (Financials)	346,609
2,339	Partners Group Holding AG (Financials)	1,134,311
13,997	Roche Holding AG (Health Care)	3,115,025
1,499	Schindler Holding AG (Industrials)	262,525
1,516	Schindler Holding AG Participation Certificates (Industrials)	268,777
279	SGS SA (Industrials)	559,561
73	Sika AG (Materials)	353,516
3,918	Sonova Holding AG (Health Care)	472,706
56,615	STMicroelectronics NV (Information Technology)	577,990
1,495	Swatch Group AG (The) - Bearer (Consumer Discretionary)	438,674
5,871	Swatch Group AG (The) - Registered (Consumer Discretionary)	337,166
1,768	Swiss Life Holding AG (Financials)*	485,282

GOLDMAN SACHS ACTIVEBETA® INTERNATIONAL EQUITY ETF

Schedule of Investments (continued)

November 30, 2016 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Switzerland – (continued)
2,719	Swiss Prime Site AG (Real Estate)*	$ 222,079
8,146	Swiss Re AG (Financials)	748,506
381	Swisscom AG (Telecommunication Services)	162,514
883	Syngenta AG (Materials)	337,111
38,225	UBS Group AG (Financials)	606,782
17,026	Wolseley PLC (Industrials)	988,098
1,320	Zurich Insurance Group AG (Financials)*	345,339

		28,106,598

United Kingdom – 13.5%
79,452	3i Group PLC (Financials)	683,952
21,958	Aberdeen Asset Management PLC (Financials)	73,524
42,615	Admiral Group PLC (Financials)	1,012,153
14,993	Anglo American PLC (Materials)*	221,977
3,760	Ashtead Group PLC (Industrials)	73,614
4,678	Associated British Foods PLC (Consumer Staples)	149,040
22,296	AstraZeneca PLC (Health Care)	1,155,911
112,789	Auto Trader Group PLC (Information Technology)(a)	563,252
26,951	Aviva PLC (Financials)	150,516
46,558	BAE Systems PLC (Industrials)	349,308
72,914	Barclays PLC (Financials)	196,728
67,096	Barratt Developments PLC (Consumer Discretionary)	393,329
263,598	BP PLC (Energy)	1,513,150
28,230	British American Tobacco PLC (Consumer Staples)	1,549,613
14,098	British Land Co. PLC (The) REIT (Real Estate)	104,187

Shares	Description	Value
Common Stocks – (continued)
United Kingdom – (continued)
80,476	BT Group PLC (Telecommunication Services)	$ 359,052
9,258	Bunzl PLC (Industrials)	238,279
43,087	Burberry Group PLC (Consumer Discretionary)	769,272
62,415	Centrica PLC (Utilities)	163,995
69,650	CNH Industrial NV (Industrials)	594,033
35,470	Compass Group PLC (Consumer Discretionary)	607,575
6,076	Croda International PLC (Materials)	247,630
2,172	DCC PLC (Industrials)	166,350
30,269	Diageo PLC (Consumer Staples)	758,253
96,579	Direct Line Insurance Group PLC (Financials)	418,952
38,256	Dixons Carphone PLC (Consumer Discretionary)	158,591
22,304	Fiat Chrysler Automobiles NV (Consumer Discretionary)	172,482
34,380	G4S PLC (Industrials)	104,852
74,394	GlaxoSmithKline PLC (Health Care)	1,390,036
24,168	Hammerson PLC REIT (Real Estate)	164,415
48,810	Hargreaves Lansdown PLC (Financials)	717,773
315,947	HSBC Holdings PLC (Financials)	2,507,416
19,172	ICAP PLC (Financials)	116,630
5,413	IMI PLC (Industrials)	65,601
21,693	Imperial Brands PLC (Consumer Staples)	930,454
15,060	Inmarsat PLC (Telecommunication Services)	133,687
6,569	InterContinental Hotels Group PLC (Consumer Discretionary)	269,282

GOLDMAN SACHS ACTIVEBETA® INTERNATIONAL EQUITY ETF

Schedule of Investments (continued)

November 30, 2016 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
United Kingdom – (continued)
62,754	International Consolidated Airlines Group SA (Industrials)	$ 340,769
4,665	Intertek Group PLC (Industrials)	191,698
41,331	Intu Properties PLC REIT (Real Estate)	138,960
47,201	ITV PLC (Consumer Discretionary)	99,075
78,453	J Sainsbury PLC (Consumer Staples)	226,424
5,410	Johnson Matthey PLC (Materials)	211,565
107,340	Kingfisher PLC (Consumer Discretionary)	473,545
18,889	Land Securities Group PLC REIT (Real Estate)	228,919
149,121	Legal & General Group PLC (Financials)	439,323
192,267	Lloyds Banking Group PLC (Financials)	139,014
2,015	London Stock Exchange Group PLC (Financials)	69,182
100,273	Marks & Spencer Group PLC (Consumer Discretionary)	411,799
33,339	Meggitt PLC (Industrials)	196,772
34,924	Merlin Entertainments PLC (Consumer Discretionary)(a)	190,157
51,815	National Grid PLC (Utilities)	591,184
9,342	Next PLC (Consumer Discretionary)	572,390
63,522	Old Mutual PLC (Financials)	150,713
13,788	Persimmon PLC (Consumer Discretionary)	292,854
12,477	Petrofac Ltd. (Energy)	123,853
13,060	Provident Financial PLC (Financials)	475,645
38,545	Prudential PLC (Financials)	745,729
11,304	Reckitt Benckiser Group PLC (Consumer Staples)	955,153
28,812	RELX NV (Industrials)	465,792

Shares	Description	Value
Common Stocks – (continued)
United Kingdom – (continued)
20,187	RELX PLC (Industrials)	$ 346,797
3,515	Rio Tinto Ltd. (Materials)	149,980
12,365	Rio Tinto PLC (Materials)	461,920
17,576	Rolls-Royce Holdings PLC (Industrials)*	148,556
788,946	Rolls-Royce Holdings PLC - Entitlement (Industrials)*	986
155,506	Royal Mail PLC (Industrials)	910,439
22,571	RSA Insurance Group PLC (Financials)	152,422
98,327	Sage Group PLC (The) (Information Technology)	807,737
7,888	Schroders PLC (Financials)	272,498
63,404	Segro PLC REIT (Real Estate)	331,127
8,649	Severn Trent PLC (Utilities)	236,329
38,494	Sky PLC (Consumer Discretionary)	375,617
34,101	Smith & Nephew PLC (Health Care)	480,167
10,025	Smiths Group PLC (Industrials)	176,731
19,634	SSE PLC (Utilities)	361,828
8,739	St James’s Place PLC (Financials)	102,634
12,709	Standard Chartered PLC (Financials)*	101,798
21,406	Standard Life PLC (Financials)	92,430
30,534	Tate & Lyle PLC (Consumer Staples)	258,652
70,581	Taylor Wimpey PLC (Consumer Discretionary)	130,777
380,031	Tesco PLC (Consumer Staples)*	990,930
29,327	Unilever NV (Consumer Staples)	1,178,294
30,080	Unilever PLC (Consumer Staples)	1,201,120
19,565	United Utilities Group PLC (Utilities)	215,845

GOLDMAN SACHS ACTIVEBETA® INTERNATIONAL EQUITY ETF

Schedule of Investments (continued)

November 30, 2016 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
United Kingdom – (continued)
312,524	Vodafone Group PLC (Telecommunication Services)	$ 757,117
4,080	Weir Group PLC (The) (Industrials)	92,164
2,108	Whitbread PLC (Consumer Discretionary)	91,233
174,565	William Hill PLC (Consumer Discretionary)	657,140
445,633	Wm Morrison Supermarkets PLC (Consumer Staples)	1,210,983
40,858	Worldpay Group PLC (Information Technology)(a)	137,421
47,123	WPP PLC (Consumer Discretionary)	1,006,182

		40,413,233

United States – 0.7%
5,138	Carnival PLC (Consumer Discretionary)	259,602
15,597	QIAGEN NV (Health Care)*	431,005
12,403	Shire PLC (Health Care)	722,128
1,139	Taro Pharmaceutical Industries Ltd. (Health Care)*	116,360
8,481	Thomson Reuters Corp. (Financials)	365,769
20,808	Valeant Pharmaceuticals International, Inc. (Health Care)*	328,694

		2,223,558

TOTAL COMMON STOCKS (Cost $299,531,457)		$298,340,408

Preferred Stocks – 0.4%
Germany – 0.4%
900	Bayerische Motoren Werke AG (Consumer Discretionary)	$ 64,673
13,979	FUCHS PETROLUB SE (Materials)	554,453
4,222	Henkel AG & Co KGaA (Consumer Staples)	489,522

TOTAL PREFERRED STOCKS (Cost $1,147,987)		$ 1,108,648

Units	Description	Expiration Month	Value
Rights – 0.0%
Australia – 0.0%
5,899	Boral Ltd. (Materials)*
(Cost $0)		12/16	$ –

Canada – 0.0%
1,921	Yamana Gold, Inc. (Materials)*
(Cost $814)		12/16	$ 471

TOTAL RIGHTS (Cost $814)			$ 471

TOTAL INVESTMENTS – 99.8% (Cost $300,680,258)			$299,449,527

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.2%			505,541

NET ASSETS – 100.0%			$299,955,068

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities may be deemed liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $2,977,390, which represents approximately 1.0% of net assets as of November 30, 2016.

Investment Abbreviations:
ADR	— American Depositary Receipt
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

GOLDMAN SACHS ACTIVEBETA® INTERNATIONAL EQUITY ETF

Schedule of Investments (continued)

November 30, 2016 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At November 30, 2016, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$301,881,863

Gross unrealized gain	13,454,523
Gross unrealized loss	(15,886,859)

Net unrealized loss	$(2,432,336)

Additional information regarding the Fund is available in the Fund’s most recent Prospectus. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS ACTIVEBETA® JAPAN EQUITY ETF

Schedule of Investments

November 30, 2016 (Unaudited)

Shares	Description	Value
Common Stocks – 99.7%
Consumer Discretionary – 20.7%
1,104	ABC-Mart, Inc.	$ 65,012
1,385	Aisin Seiki Co. Ltd.	59,438
3,000	Asics Corp.	63,399
6,960	Bandai Namco Holdings, Inc.	199,433
2,481	Benesse Holdings, Inc.	66,083
7,046	Bridgestone Corp.	270,042
4,017	Casio Computer Co. Ltd.	52,705
2,835	Denso Corp.	123,905
1,385	Dentsu, Inc.	63,571
783	Don Quijote Holdings Co. Ltd.	30,064
527	Fast Retailing Co. Ltd.	183,013
6,506	Fuji Heavy Industries Ltd.	265,219
2,820	Hakuhodo DY Holdings, Inc.	32,866
914	Hikari Tsushin, Inc.	81,818
16,596	Honda Motor Co. Ltd.	485,303
4,506	Iida Group Holdings Co. Ltd.	87,712
6,499	Isetan Mitsukoshi Holdings Ltd.	71,923
1,943	Isuzu Motors Ltd.	23,003
3,600	J Front Retailing Co. Ltd.	50,930
1,217	Koito Manufacturing Co. Ltd.	63,656
1,255	Marui Group Co. Ltd.	17,358
13,512	Mazda Motor Corp.	217,482
3,101	McDonald’s Holdings Co. Japan Ltd.	85,591
5,850	Mitsubishi Motors Corp.	27,159
686	NGK Spark Plug Co. Ltd.	14,124
9,756	Nikon Corp.	143,842
14,737	Nissan Motor Co. Ltd.	136,642
1,551	Nitori Holdings Co. Ltd.	162,525
1,177	Oriental Land Co. Ltd.	67,318
19,883	Panasonic Corp.	203,114
3,660	Rakuten, Inc.	36,232
618	Rinnai Corp.	52,772
531	Ryohin Keikaku Co. Ltd.	104,527
854	Sankyo Co. Ltd.	27,094
3,910	Sega Sammy Holdings, Inc.	58,678
8,084	Sekisui Chemical Co. Ltd.	122,879

Shares	Description	Value
Common Stocks – (continued)
Consumer Discretionary – (continued)
2,876	Sekisui House Ltd.	$ 47,199
32,864	Sharp Corp.*	54,511
843	Shimamura Co. Ltd.	100,765
745	Shimano, Inc.	122,854
11,769	Sony Corp.	339,607
2,062	Stanley Electric Co. Ltd.	57,094
7,858	Start Today Co. Ltd.	121,168
4,173	Sumitomo Electric Industries Ltd.	58,688
3,114	Sumitomo Rubber Industries Ltd.	51,624
3,172	Suzuki Motor Corp.	102,444
8,303	Takashimaya Co. Ltd.	69,152
1,821	Toho Co. Ltd.	52,499
1,139	Toyoda Gosei Co. Ltd.	24,690
433	Toyota Industries Corp.	20,368
24,758	Toyota Motor Corp.	1,444,697
1,307	USS Co Ltd.	21,002
18,175	Yamada Denki Co. Ltd.	97,459
2,763	Yamaha Corp.	84,506
1,686	Yamaha Motor Co. Ltd.	38,930
3,388	Yokohama Rubber Co. Ltd. (The)	61,460

		6,787,149

Consumer Staples – 11.1%
8,189	Aeon Co. Ltd.	113,264
5,454	Ajinomoto Co., Inc.	105,902
6,410	Asahi Group Holdings Ltd.	209,382
1,963	Calbee, Inc.	61,416
2,139	FamilyMart UNY Holdings Co. Ltd.	134,221
10,624	Japan Tobacco, Inc.	367,917
6,276	Kao Corp.	290,102
2,501	Kikkoman Corp.	76,822
14,521	Kirin Holdings Co. Ltd.	237,482
905	Kose Corp.	72,832
2,082	Lawson, Inc.	144,714
7,165	Lion Corp.	116,959
2,018	MEIJI Holdings Co. Ltd.	161,518

GOLDMAN SACHS ACTIVEBETA® JAPAN EQUITY ETF

Schedule of Investments (continued)

November 30, 2016 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Consumer Staples – (continued)
3,509	NH Foods Ltd.	$ 90,724
6,199	Nisshin Seifun Group, Inc.	87,209
1,092	Nissin Foods Holdings Co. Ltd.	57,118
1,437	Pola Orbis Holdings, Inc.	111,863
8,888	Seven & i Holdings Co. Ltd.	345,941
5,881	Shiseido Co. Ltd.	150,141
1,414	Sundrug Co. Ltd.	98,779
3,812	Suntory Beverage & Food Ltd.	163,761
2,324	Toyo Suisan Kaisha Ltd.	82,603
1,032	Tsuruha Holdings, Inc.	105,786
3,824	Unicharm Corp.	81,702
941	Yakult Honsha Co. Ltd.	41,457
7,530	Yamazaki Baking Co. Ltd.	149,946

		3,659,561

Energy – 1.9%
9,259	Idemitsu Kosan Co. Ltd.	210,297
2,537	Inpex Corp.	24,157
64,888	JX Holdings, Inc.	248,516
5,365	Showa Shell Sekiyu KK	48,073
8,623	TonenGeneral Sekiyu KK	82,412

		613,455

Financials – 11.2%
1,704	Acom Co. Ltd.*	8,180
1,567	AEON Financial Service Co. Ltd.	26,184
15,896	Aozora Bank Ltd.	54,826
1,062	Bank of Kyoto Ltd. (The)	7,391
2,458	Chiba Bank Ltd. (The)	14,626
1,026	Chugoku Bank Ltd. (The)	13,921
4,652	Concordia Financial Group Ltd.	21,454
1,088	Credit Saison Co. Ltd.	19,584
8,283	Dai-ichi Life Holdings, Inc.	133,283
11,427	Daiwa Securities Group, Inc.	68,936
2,371	Fukuoka Financial Group, Inc.	10,300

Shares	Description	Value
Common Stocks – (continued)
Financials – (continued)
2,573	Hachijuni Bank Ltd. (The)	$ 13,842
2,465	Hiroshima Bank Ltd. (The)	10,903
6,289	Japan Exchange Group, Inc.	93,498
1,998	Japan Post Bank Co. Ltd.	23,654
2,125	Japan Post Holdings Co. Ltd.	26,426
9,435	Kyushu Financial Group, Inc.	62,351
3,760	Mebuki Financial Group, Inc.	13,727
112,152	Mitsubishi UFJ Financial Group, Inc.	659,260
38,028	Mitsubishi UFJ Lease & Finance Co. Ltd.	175,881
209,354	Mizuho Financial Group, Inc.	372,242
3,916	MS&AD Insurance Group Holdings, Inc.	121,970
15,119	Nomura Holdings, Inc.	81,470
16,903	ORIX Corp.	264,274
27,903	Resona Holdings, Inc.	134,709
2,524	SBI Holdings, Inc.	31,720
13,210	Seven Bank Ltd.	37,794
7,903	Shinsei Bank Ltd.	12,693
2,059	Shizuoka Bank Ltd. (The)	16,715
3,250	Sompo Holdings, Inc.	106,332
2,262	Sony Financial Holdings, Inc.	32,755
13,966	Sumitomo Mitsui Financial Group, Inc.	515,521
1,057	Sumitomo Mitsui Trust Holdings, Inc.	38,497
3,189	Suruga Bank Ltd.	72,123
5,301	T&D Holdings, Inc.	66,481
6,642	Tokio Marine Holdings, Inc.	285,569
2,892	Yamaguchi Financial Group, Inc.	30,203

		3,679,295

Health Care – 9.5%
9,964	Alfresa Holdings Corp.	159,414
22,415	Astellas Pharma, Inc.	310,716
1,717	Chugai Pharmaceutical Co. Ltd.	48,446
1,286	CYBERDYNE, Inc.*	16,873

GOLDMAN SACHS ACTIVEBETA® JAPAN EQUITY ETF

Schedule of Investments (continued)

November 30, 2016 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Health Care – (continued)
10,635	Daiichi Sankyo Co. Ltd.	$ 222,323
2,502	Eisai Co. Ltd.	145,120
1,970	Hisamitsu Pharmaceutical Co., Inc.	95,090
5,348	Hoya Corp.	211,160
5,201	Kyowa Hakko Kirin Co. Ltd.	74,492
3,708	M3, Inc.	96,097
4,221	Medipal Holdings Corp.	60,641
2,351	Miraca Holdings, Inc.	105,640
3,965	Mitsubishi Tanabe Pharma Corp.	74,849
3,202	Olympus Corp.	112,967
2,649	Ono Pharmaceutical Co. Ltd.	58,899
5,829	Otsuka Holdings Co. Ltd.	237,723
3,881	Santen Pharmaceutical Co. Ltd.	47,548
3,954	Shionogi & Co. Ltd.	187,732
7,947	Sumitomo Dainippon Pharma Co. Ltd.	130,352
3,280	Suzuken Co. Ltd.	98,447
2,326	Sysmex Corp.	140,648
1,022	Taisho Pharmaceutical Holdings Co. Ltd.	87,540
6,057	Takeda Pharmaceutical Co. Ltd.	249,042
4,136	Terumo Corp.	146,100

		3,117,859

Industrials – 17.9%
4,846	Amada Holdings Co. Ltd.	54,140
12,894	ANA Holdings, Inc.	35,906
10,552	Asahi Glass Co. Ltd.	68,806
1,225	Central Japan Railway Co.	200,825
3,381	Dai Nippon Printing Co. Ltd.	32,105
2,334	Daikin Industries Ltd.	219,481
2,360	East Japan Railway Co.	202,271
1,058	FANUC Corp.	179,250
1,617	Fuji Electric Co. Ltd.	7,975
1,708	Hankyu Hanshin Holdings, Inc.	54,188

Shares	Description	Value
Common Stocks – (continued)
Industrials – (continued)
1,020	Hino Motors Ltd.	$ 10,393
3,224	Hitachi Construction Machinery Co. Ltd.	66,605
1,159	Hoshizaki Corp.	98,563
30,617	IHI Corp.*	85,178
16,314	ITOCHU Corp.	223,638
1,293	Japan Airlines Co. Ltd.	38,412
1,037	Japan Airport Terminal Co. Ltd.	38,724
826	JGC Corp.	13,686
10,455	Kajima Corp.	73,587
3,438	Kamigumi Co. Ltd.	31,681
5,131	Keihan Holdings Co. Ltd.	32,782
4,680	Keikyu Corp.	50,478
4,289	Keio Corp.	34,329
1,213	Keisei Electric Railway Co. Ltd.	28,892
11,018	Kintetsu Group Holdings Co. Ltd.	42,739
7,121	Komatsu Ltd.	164,581
5,734	Kubota Corp.	86,932
1,142	Kurita Water Industries Ltd.	23,833
1,882	LIXIL Group Corp.	42,019
1,281	Makita Corp.	87,128
27,362	Marubeni Corp.	150,396
5,163	MISUMI Group, Inc.	92,707
18,712	Mitsubishi Corp.	405,869
15,949	Mitsubishi Electric Corp.	220,664
7,461	Mitsubishi Heavy Industries Ltd.	33,185
581	Mitsubishi Logistics Corp.	7,888
20,187	Mitsui & Co. Ltd.	273,099
116,238	Mitsui OSK Lines Ltd.	299,916
1,926	Nabtesco Corp.	49,154
18,508	Nagoya Railroad Co. Ltd.	91,123
679	NGK Insulators Ltd.	13,026
1,548	Nidec Corp.	139,115
11,019	Nippon Express Co. Ltd.	57,152
4,993	Nippon Yusen KK	9,290
1,200	NSK Ltd.	13,122

GOLDMAN SACHS ACTIVEBETA® JAPAN EQUITY ETF

Schedule of Investments (continued)

November 30, 2016 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Industrials – (continued)
4,405	Obayashi Corp.	$ 42,061
1,739	Odakyu Electric Railway Co. Ltd.	34,140
5,050	Park24 Co. Ltd.	144,039
4,868	Recruit Holdings Co. Ltd.	186,483
1,567	Secom Co. Ltd.	114,405
1,174	Seibu Holdings, Inc.	21,132
3,966	Shimizu Corp.	36,686
213	SMC Corp.	60,790
859	Sohgo Security Services Co. Ltd.	35,093
26,318	Sumitomo Corp.	315,275
10,619	Taisei Corp.	77,165
7,810	Tobu Railway Co. Ltd.	37,561
4,906	Tokyu Corp.	36,770
4,299	Toppan Printing Co. Ltd.	39,125
27,165	Toshiba Corp.*	101,370
3,048	TOTO Ltd.	117,298
8,802	Toyota Tsusho Corp.	220,851
585	West Japan Railway Co.	35,718
1,842	Yamato Holdings Co. Ltd.	37,044

		5,877,839

Information Technology – 11.0%
865	Alps Electric Co. Ltd.	21,810
5,853	Brother Industries Ltd.	100,474
10,039	Canon, Inc.	287,307
2,186	DeNA Co. Ltd.	66,859
5,564	FUJIFILM Holdings Corp.	207,481
28,205	Fujitsu Ltd.	167,034
2,066	Hamamatsu Photonics KK	55,029
155	Hirose Electric Co. Ltd.	18,623
1,824	Hitachi High-Technologies Corp.	72,195
31,706	Hitachi Ltd.	169,542
5,592	Kakaku.com, Inc.	88,092
451	Keyence Corp.	309,638
3,000	Konami Holdings Corp.	101,891
12,728	Konica Minolta, Inc.	121,980

Shares	Description	Value
Common Stocks – (continued)
Information Technology – (continued)
1,980	Kyocera Corp.	$ 94,460
1,395	LINE Corp.*	53,990
2,457	Mixi, Inc.	85,929
1,433	Murata Manufacturing Co. Ltd.	193,989
5,729	Nexon Co. Ltd.	80,396
695	Nintendo Co. Ltd.	169,412
1,966	Nippon Electric Glass Co. Ltd.	10,525
1,874	Nomura Research Institute Ltd.	63,813
2,774	NTT Data Corp.	138,523
586	Obic Co. Ltd.	25,868
3,208	Omron Corp.	118,810
1,571	Oracle Corp. Japan	78,588
1,590	Otsuka Corp.	77,724
7,403	Ricoh Co. Ltd.	59,837
250	Rohm Co. Ltd.	13,713
3,735	Seiko Epson Corp.	75,162
4,560	Shimadzu Corp.	69,754
244	TDK Corp.	16,467
1,773	Tokyo Electron Ltd.	162,992
1,879	Trend Micro, Inc.	67,776
9,480	Yahoo Japan Corp.	34,610
3,172	Yaskawa Electric Corp.	48,856
5,768	Yokogawa Electric Corp.	80,234

		3,609,383

Materials – 4.9%
2,620	Air Water, Inc.	44,952
11,337	Asahi Kasei Corp.	101,237
735	Daicel Corp.	8,128
2,206	Hitachi Chemical Co. Ltd.	48,594
1,200	JSR Corp.	17,335
3,354	Kaneka Corp.	26,815
3,633	Kansai Paint Co. Ltd.	66,797
2,883	Kuraray Co. Ltd.	40,938
2,027	Maruichi Steel Tube Ltd.	65,553
20,516	Mitsubishi Chemical Holdings Corp.	129,547

GOLDMAN SACHS ACTIVEBETA® JAPAN EQUITY ETF

Schedule of Investments (continued)

November 30, 2016 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Materials – (continued)
4,023	Mitsubishi Gas Chemical Co., Inc.	$ 61,221
2,568	Mitsubishi Materials Corp.	76,288
21,536	Mitsui Chemicals, Inc.	99,983
1,529	Nippon Paint Holdings Co. Ltd.	48,442
4,368	Nippon Steel & Sumitomo Metal Corp.	94,034
2,733	Nissan Chemical Industries Ltd.	91,264
832	Nitto Denko Corp.	57,655
28,004	Oji Holdings Corp.	115,265
2,357	Shin-Etsu Chemical Co. Ltd.	174,999
7,763	Sumitomo Chemical Co. Ltd.	35,632
1,456	Sumitomo Metal Mining Co. Ltd.	19,525
3,139	Taiheiyo Cement Corp.	9,862
2,298	Teijin Ltd.	42,715
8,982	Toray Industries, Inc.	73,262
2,766	Toyo Seikan Group Holdings Ltd.	52,288

		1,602,331

Real Estate – 4.8%
1,062	Aeon Mall Co. Ltd.	15,378
1,352	Daito Trust Construction Co. Ltd.	210,907
5,858	Daiwa House Industry Co. Ltd.	167,188
32	Daiwa House REIT Investment Corp. REIT	79,954
1,733	Hulic Co. Ltd.	16,335
18	Japan Prime Realty Investment Corp. REIT	73,456
17	Japan Real Estate Investment Corp. REIT	92,352
36	Japan Retail Fund Investment Corp. REIT	73,362
6,089	Mitsubishi Estate Co. Ltd.	123,201
5,809	Mitsui Fudosan Co. Ltd.	137,164

Shares	Description	Value
Common Stocks – (continued)
Real Estate – (continued)
16	Nippon Building Fund, Inc. REIT	$ 89,447
31	Nippon Prologis REIT, Inc. REIT	64,451
3,168	Nomura Real Estate Holdings, Inc.	51,491
89	Nomura Real Estate Master Fund, Inc. REIT	133,174
2,673	Sumitomo Realty & Development Co. Ltd.	74,106
2,715	Tokyo Tatemono Co. Ltd.	35,169
8,110	Tokyu Fudosan Holdings Corp.	46,619
53	United Urban Investment Corp. REIT	81,120

		1,564,874

Telecommunication Services – 4.1%
15,476	KDDI Corp.	407,324
6,617	Nippon Telegraph & Telephone Corp.	268,583
13,656	NTT DOCOMO, Inc.	314,479
6,364	SoftBank Group Corp.	374,875

		1,365,261

Utilities – 2.6%
14,765	Chubu Electric Power Co., Inc.	208,041
3,233	Chugoku Electric Power Co., Inc. (The)	36,942
1,200	Electric Power Development Co. Ltd.	26,423
3,000	Hokuriku Electric Power Co.	32,595
17,108	Kansai Electric Power Co., Inc. (The)*	169,361
2,423	Kyushu Electric Power Co., Inc.*	23,923
26,892	Osaka Gas Co. Ltd.	102,097
13,667	Toho Gas Co. Ltd.	108,669
3,707	Tohoku Electric Power Co., Inc.	43,367

GOLDMAN SACHS ACTIVEBETA® JAPAN EQUITY ETF

Schedule of Investments (continued)

November 30, 2016 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Utilities – (continued)
5,714	Tokyo Electric Power Co. Holdings, Inc.*	$ 21,312
19,071	Tokyo Gas Co. Ltd.	83,468

		856,198

TOTAL INVESTMENTS – 99.7% (Cost $30,934,543)		$32,733,205

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.3%		103,099

NET ASSETS – 100.0%		$32,836,304

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security

Investment Abbreviations:
REIT	— Real Estate Investment Trust

GOLDMAN SACHS ACTIVEBETA® JAPAN EQUITY ETF

Schedule of Investments (continued)

November 30, 2016 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At November 30, 2016, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$30,977,704

Gross unrealized gain	2,706,486
Gross unrealized loss	(950,985)

Net unrealized gain	$1,755,501

Additional information regarding the Fund is available in the Fund’s most recent Prospectus. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS ACTIVEBETA® U.S. LARGE CAP EQUITY ETF

Schedule of Investments

November 30, 2016 (Unaudited)

Shares	Description	Value
Common Stocks – 99.6%
Consumer Discretionary – 15.4%
2,795	Adient PLC*	$ 149,700
14,035	Advance Auto Parts, Inc.	2,382,020
18,938	Amazon.com, Inc.*	14,214,295
34,240	Aramark	1,178,198
5,890	AutoZone, Inc.*	4,612,930
107,515	Best Buy Co., Inc.	4,913,435
34,223	BorgWarner, Inc.	1,218,339
6,855	Carnival Corp.	352,416
5,111	Charter Communications, Inc., Class A*	1,407,109
61,644	Coach, Inc.	2,243,225
93,243	Comcast Corp., Class A	6,481,321
30,649	Dollar General Corp.	2,369,781
13,301	Dollar Tree, Inc.*	1,172,616
17,079	Domino’s Pizza, Inc.	2,869,955
10,920	DR Horton, Inc.	302,702
10,618	Expedia, Inc.	1,317,163
54,786	Foot Locker, Inc.	3,926,513
454,616	Ford Motor Co.	5,437,207
14,637	General Motors Co.	505,416
28,058	Genuine Parts Co.	2,700,021
12,633	Goodyear Tire & Rubber Co. (The)	387,707
22,963	Hanesbrands, Inc.	533,430
23,661	Hasbro, Inc.	2,020,413
11,282	Hilton Worldwide Holdings, Inc.	282,840
89,452	Home Depot, Inc. (The)	11,575,089
40,842	Interpublic Group of Cos., Inc. (The)	983,067
115,548	Kohl’s Corp.	6,219,949
51,260	L Brands, Inc.	3,599,477
4,446	Las Vegas Sands Corp.	278,631
31,870	Lear Corp.	4,127,484
53,104	Lennar Corp., Class A	2,259,044
15,979	Liberty Broadband Corp., Class C*	1,139,462

Shares	Description	Value
Common Stocks – (continued)
Consumer Discretionary – (continued)
11,718	LKQ Corp.*	$ 384,702
91,613	Lowe’s Cos., Inc.	6,463,297
105,135	Macy’s, Inc.	4,436,697
7,695	Marriott International, Inc., Class A	606,212
52,435	Mattel, Inc.	1,655,373
37,806	McDonald’s Corp.	4,509,122
48,210	Michael Kors Holdings Ltd.*	2,241,283
3,311	Mohawk Industries, Inc.*	653,724
28,885	Netflix, Inc.*	3,379,545
25,498	Newell Brands, Inc.	1,198,661
101,393	NIKE, Inc., Class B	5,076,748
28,305	Omnicom Group, Inc.	2,460,837
15,339	O’Reilly Automotive, Inc.*	4,210,555
2,523	Priceline Group, Inc. (The)*	3,793,785
40,733	PVH Corp.	4,315,254
75,318	Ross Stores, Inc.	5,090,744
184,196	Sirius XM Holdings, Inc.	841,776
77,836	Starbucks Corp.	4,512,153
67,406	Target Corp.	5,206,439
17,536	Tiffany & Co.	1,446,369
13,176	Time Warner, Inc.	1,209,820
61,383	TJX Cos., Inc. (The)	4,808,744
31,753	Tractor Supply Co.	2,383,698
24,243	TripAdvisor, Inc.*	1,170,452
14,266	Twenty-First Century Fox, Inc., Class A	401,017
16,983	Ulta Salon Cosmetics & Fragrance, Inc.*	4,407,089
39,339	Under Armour, Inc., Class A*	1,211,641
47,017	VF Corp.	2,562,897
7,076	Viacom, Inc., Class B	265,208
58,734	Walt Disney Co. (The)	5,821,714
14,885	Wyndham Worldwide Corp.	1,071,571
29,040	Yum China Holdings, Inc.*	816,605
30,551	Yum! Brands, Inc.	1,936,628

		183,711,315

GOLDMAN SACHS ACTIVEBETA® U.S. LARGE CAP EQUITY ETF

Schedule of Investments (continued)

November 30, 2016 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Consumer Staples – 12.4%
108,236	Altria Group, Inc.	$ 6,919,527
57,990	Archer-Daniels-Midland Co.	2,506,908
53,121	Brown-Forman Corp., Class B	2,409,037
20,529	Bunge Ltd.	1,401,720
34,984	Campbell Soup Co.	1,990,240
64,079	Church & Dwight Co., Inc.	2,806,019
36,424	Clorox Co. (The)	4,209,157
165,947	Coca-Cola Co. (The)	6,695,961
72,463	Colgate-Palmolive Co.	4,726,762
47,769	Conagra Brands, Inc.	1,752,645
15,487	Constellation Brands, Inc., Class A	2,340,705
34,377	Costco Wholesale Corp.	5,160,331
81,586	CVS Health Corp.	6,273,148
46,907	Dr Pepper Snapple Group, Inc.	4,068,713
46,964	Estee Lauder Cos., Inc. (The), Class A	3,649,103
38,769	General Mills, Inc.	2,362,583
31,458	Hershey Co. (The)	3,040,101
41,742	Hormel Foods Corp.	1,429,246
17,182	Ingredion, Inc.	2,016,823
22,491	JM Smucker Co. (The)	2,832,741
24,925	Kellogg Co.	1,794,600
31,701	Kimberly-Clark Corp.	3,664,953
28,607	Kraft Heinz Co. (The)	2,335,762
175,286	Kroger Co. (The)	5,661,738
15,923	Lamb Weston Holdings, Inc.*	533,102
22,795	McCormick & Co., Inc.	2,078,904
31,885	Mead Johnson Nutrition Co.	2,298,590
11,661	Molson Coors Brewing Co., Class B	1,143,128
59,892	Mondelez International, Inc., Class A	2,469,946
15,197	Monster Beverage Corp.*	680,066
88,249	PepsiCo, Inc.	8,833,725

Shares	Description	Value
Common Stocks – (continued)
Consumer Staples – (continued)
82,745	Philip Morris International, Inc.	$ 7,304,729
127,126	Procter & Gamble Co. (The)	10,482,810
28,860	Reynolds American, Inc.	1,561,326
265,064	Rite Aid Corp.*	2,109,909
77,971	Sysco Corp.	4,151,956
98,478	Tyson Foods, Inc., Class A	5,594,535
61,099	Walgreens Boots Alliance, Inc.	5,176,918
142,158	Wal-Mart Stores, Inc.	10,012,188
60,711	Whole Foods Market, Inc.	1,845,007

		148,325,362

Energy – 3.8%
4,598	Apache Corp.	303,238
63,811	Baker Hughes, Inc.	4,104,962
48,775	Chevron Corp.	5,441,339
3,012	EOG Resources, Inc.	308,790
180,577	Exxon Mobil Corp.	15,764,372
5,664	Halliburton Co.	300,702
36,066	Marathon Petroleum Corp.	1,695,823
74,130	National Oilwell Varco, Inc.	2,769,497
11,844	Occidental Petroleum Corp.	845,188
8,178	ONEOK, Inc.	449,218
7,197	Phillips 66	597,927
2,392	Pioneer Natural Resources Co.	456,968
19,226	Schlumberger Ltd.	1,615,945
27,018	Spectra Energy Corp.	1,106,387
53,110	Tesoro Corp.	4,320,498
90,464	Valero Energy Corp.	5,568,964

		45,649,818

Financials – 10.4%
24,597	Aflac, Inc.	1,755,734
1,382	Alleghany Corp.*	784,907
35,161	Allstate Corp. (The)	2,458,457

GOLDMAN SACHS ACTIVEBETA® U.S. LARGE CAP EQUITY ETF

Schedule of Investments (continued)

November 30, 2016 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Financials – (continued)
173,643	Ally Financial, Inc.	$ 3,372,147
42,702	American Express Co.	3,076,252
17,644	American International Group, Inc.	1,117,395
4,732	Ameriprise Financial, Inc.	540,442
163,003	Annaly Capital Management, Inc. REIT	1,665,891
21,030	Aon PLC	2,399,523
31,757	Arthur J Gallagher & Co.	1,598,965
396,084	Bank of America Corp.	8,365,294
16,450	Bank of New York Mellon Corp. (The)	780,059
20,557	BB&T Corp.	930,204
36,976	Berkshire Hathaway, Inc., Class B*	5,821,501
2,738	BlackRock, Inc.	1,015,223
47,989	Capital One Financial Corp.	4,032,996
20,268	Chubb Ltd.	2,594,304
27,026	Cincinnati Financial Corp.	2,073,975
57,670	CIT Group, Inc.	2,355,820
135,309	Citigroup, Inc.	7,630,075
14,082	CME Group, Inc.	1,589,999
11,372	Discover Financial Services	770,680
5,450	Everest Re Group Ltd.	1,147,498
92,847	Fifth Third Bancorp	2,415,879
12,698	First Republic Bank	1,039,966
10,230	Franklin Resources, Inc.	401,630
42,447	Hartford Financial Services Group, Inc. (The)	2,000,103
16,809	Intercontinental Exchange, Inc.	931,219
187,699	JPMorgan Chase & Co.	15,047,829
18,610	Lincoln National Corp.	1,192,901
23,073	Loews Corp.	1,030,209
5,440	M&T Bank Corp.	783,034
1,218	Markel Corp.*	1,094,178
47,207	Marsh & McLennan Cos., Inc.	3,271,917

Shares	Description	Value
Common Stocks – (continued)
Financials – (continued)
44,417	MetLife, Inc.	$ 2,443,379
5,098	Moody’s Corp.	512,349
78,650	Morgan Stanley	3,252,964
6,431	Northern Trust Corp.	528,307
11,521	PNC Financial Services Group, Inc. (The)	1,273,531
8,474	Principal Financial Group, Inc.	488,865
37,593	Progressive Corp. (The)	1,251,847
17,867	Prudential Financial, Inc.	1,797,420
77,873	Regions Financial Corp.	1,054,400
31,362	S&P Global, Inc.	3,731,764
11,056	SunTrust Banks, Inc.	574,359
9,408	Synchrony Financial	325,140
22,480	T Rowe Price Group, Inc.	1,664,869
9,032	TD Ameritrade Holding Corp.	370,402
27,586	Travelers Cos., Inc. (The)	3,126,873
15,834	Unum Group	669,303
38,545	US Bancorp	1,912,603
204,116	Wells Fargo & Co.	10,801,819
5,877	Willis Towers Watson PLC	730,922

		123,597,322

Health Care – 14.7%
48,343	Abbott Laboratories	1,840,418
65,975	AbbVie, Inc.	4,011,280
43,584	Aetna, Inc.	5,702,531
40,229	Agilent Technologies, Inc.	1,769,271
16,772	Allergan PLC*	3,258,800
11,626	AmerisourceBergen Corp.	906,712
44,833	Amgen, Inc.	6,459,090
38,611	Anthem, Inc.	5,503,226
40,967	Baxter International, Inc.	1,817,706
14,016	Becton Dickinson and Co.	2,370,106
15,193	Biogen, Inc.*	4,467,806
55,437	Boston Scientific Corp.*	1,134,241

GOLDMAN SACHS ACTIVEBETA® U.S. LARGE CAP EQUITY ETF

Schedule of Investments (continued)

November 30, 2016 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Health Care – (continued)
77,280	Bristol-Myers Squibb Co.	$ 4,361,683
29,350	Cardinal Health, Inc.	2,084,143
28,536	Celgene Corp.*	3,381,801
23,301	Cerner Corp.*	1,159,924
20,277	Cigna Corp.	2,732,123
4,360	Cooper Cos., Inc. (The)	717,176
11,084	CR Bard, Inc.	2,333,736
37,323	Danaher Corp.	2,917,539
29,457	DaVita, Inc.*	1,866,101
17,898	DENTSPLY SIRONA, Inc.	1,041,306
35,526	Edwards Lifesciences Corp.*	2,943,329
55,017	Eli Lilly & Co.	3,692,741
55,726	Express Scripts Holding Co.*	4,228,489
112,010	Gilead Sciences, Inc.	8,255,137
11,285	HCA Holdings, Inc.*	799,994
17,771	Henry Schein, Inc.*	2,647,168
10,702	Hologic, Inc.*	409,673
9,582	Humana, Inc.	2,037,516
23,495	IDEXX Laboratories, Inc.*	2,764,187
9,307	Illumina, Inc.*	1,239,134
3,287	Intuitive Surgical, Inc.*	2,115,973
144,745	Johnson & Johnson	16,110,118
12,711	Laboratory Corp. of America Holdings*	1,599,679
71,218	Mallinckrodt PLC*	3,753,189
6,704	McKesson Corp.	964,102
46,394	Medtronic PLC	3,387,226
120,263	Merck & Co., Inc.	7,358,893
11,597	Mettler-Toledo International, Inc.*	4,778,196
55,088	Mylan NV*	2,016,772
12,864	Perrigo Co. PLC	1,110,678
332,919	Pfizer, Inc.	10,700,017
20,610	Quest Diagnostics, Inc.	1,802,551
15,612	Quintiles IMS Holdings, Inc.*	1,199,470
40,532	ResMed, Inc.	2,491,907
8,807	St Jude Medical, Inc.	697,514

Shares	Description	Value
Common Stocks – (continued)
Health Care – (continued)
21,719	Stryker Corp.	$ 2,468,582
28,420	Thermo Fisher Scientific, Inc.	3,981,926
64,951	UnitedHealth Group, Inc.	10,283,042
5,325	Universal Health Services, Inc., Class B	655,081
17,492	Varian Medical Systems, Inc.*	1,571,306
12,155	Waters Corp.*	1,635,698
14,010	Zimmer Biomet Holdings, Inc.	1,427,059
48,953	Zoetis, Inc.	2,466,252

		175,429,318

Industrials – 10.3%
37,608	3M Co.	6,458,798
7,123	Acuity Brands, Inc.	1,790,793
11,739	Alaska Air Group, Inc.	965,768
9,632	AMETEK, Inc.	456,075
20,232	Boeing Co. (The)	3,046,130
25,729	Caterpillar, Inc.	2,458,663
50,634	CH Robinson Worldwide, Inc.	3,789,955
25,326	Cintas Corp.	2,902,360
12,146	CSX Corp.	434,948
5,236	Cummins, Inc.	742,360
5,090	Deere & Co.	510,018
82,334	Delta Air Lines, Inc.	3,966,852
12,436	Dover Corp.	902,978
23,678	Eaton Corp. PLC	1,574,824
45,240	Emerson Electric Co.	2,553,346
21,006	Equifax, Inc.	2,404,137
10,770	Expeditors International of Washington, Inc.	568,010
69,458	Fastenal Co.	3,292,309
7,678	FedEx Corp.	1,471,642
18,539	Fortive Corp.	1,019,460

GOLDMAN SACHS ACTIVEBETA® U.S. LARGE CAP EQUITY ETF

Schedule of Investments (continued)

November 30, 2016 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Industrials – (continued)
15,308	Fortune Brands Home & Security, Inc.	$ 844,236
10,021	General Dynamics Corp.	1,757,182
342,713	General Electric Co.	10,541,852
22,897	Honeywell International, Inc.	2,608,884
21,489	Illinois Tool Works, Inc.	2,689,993
28,371	Ingersoll-Rand PLC	2,114,774
7,598	JB Hunt Transport Services, Inc.	724,621
27,855	Johnson Controls International PLC	1,252,918
39,742	L-3 Communications Holdings, Inc.	6,270,095
13,284	Lockheed Martin Corp.	3,523,581
31,245	Masco Corp.	988,904
21,755	Nielsen Holdings PLC	937,641
16,008	Northrop Grumman Corp.	3,996,397
6,031	PACCAR, Inc.	374,827
10,931	Parker-Hannifin Corp.	1,518,644
20,248	Raytheon Co.	3,027,886
55,404	Republic Services, Inc.	3,074,368
12,909	Rockwell Automation, Inc.	1,726,062
9,306	Rockwell Collins, Inc.	862,852
8,910	Roper Technologies, Inc.	1,613,690
12,925	Snap-on, Inc.	2,161,060
40,462	Southwest Airlines Co.	1,885,934
14,834	Stanley Black & Decker, Inc.	1,759,757
48,501	Textron, Inc.	2,232,501
4,131	TransDigm Group, Inc.	1,038,657
14,369	Union Pacific Corp.	1,456,011
92,080	United Continental Holdings, Inc.*	6,348,916
23,017	United Parcel Service, Inc., Class B	2,668,131
23,072	United Technologies Corp.	2,485,316
12,468	Verisk Analytics, Inc.*	1,035,842
3,517	Wabtec Corp.	297,784
45,395	Waste Management, Inc.	3,155,860

Shares	Description	Value
Common Stocks – (continued)
Industrials – (continued)
13,789	WW Grainger, Inc.	$ 3,179,330
36,160	Xylem, Inc./NY	1,865,133

		123,329,065

Information Technology – 20.7%
52,036	Accenture PLC, Class A	6,214,659
38,909	Activision Blizzard, Inc.	1,424,458
25,538	Adobe Systems, Inc.*	2,625,562
12,120	Akamai Technologies, Inc.*	808,404
5,023	Alliance Data Systems Corp.	1,149,162
13,997	Alphabet, Inc., Class A*	10,859,992
13,867	Alphabet, Inc., Class C*	10,511,741
48,907	Amdocs Ltd.	2,884,046
28,866	Amphenol Corp., Class A	1,970,393
7,650	Analog Devices, Inc.	567,936
15,153	ANSYS, Inc.*	1,424,837
284,831	Apple, Inc.	31,479,522
57,014	Applied Materials, Inc.	1,835,851
20,211	Autodesk, Inc.*	1,467,521
15,815	Automatic Data Processing, Inc.	1,518,556
44,994	CA, Inc.	1,438,008
16,796	CDK Global, Inc.	969,129
200,583	Cisco Systems, Inc.	5,981,385
35,213	Citrix Systems, Inc.*	3,054,023
28,211	Cognizant Technology Solutions Corp., Class A*	1,553,862
72,902	Corning, Inc.	1,751,835
127,819	eBay, Inc.*	3,554,646
43,035	Electronic Arts, Inc.*	3,410,093
11,323	F5 Networks, Inc.*	1,593,712
96,525	Facebook, Inc., Class A*	11,430,491
30,575	Fidelity National Information Services, Inc.	2,360,084
31,223	Fiserv, Inc.*	3,266,550
2,036	FleetCor Technologies, Inc.*	304,056
9,413	Global Payments, Inc.	645,261

GOLDMAN SACHS ACTIVEBETA® U.S. LARGE CAP EQUITY ETF

Schedule of Investments (continued)

November 30, 2016 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Information Technology – (continued)
17,022	Harris Corp.	$ 1,762,798
57,980	Hewlett Packard Enterprise Co.	1,379,924
302,766	HP, Inc.	4,662,596
272,495	Intel Corp.	9,455,577
52,617	International Business Machines Corp.	8,535,530
47,374	Intuit, Inc.	5,385,476
29,413	Juniper Networks, Inc.	810,034
16,109	KLA-Tencor Corp.	1,286,143
17,298	Lam Research Corp.	1,833,934
56,346	Linear Technology Corp.	3,523,315
3,816	LinkedIn Corp., Class A*	745,036
40,035	Mastercard, Inc., Class A	4,091,577
16,794	Maxim Integrated Products, Inc.	659,500
18,323	Microchip Technology, Inc.	1,212,616
406,114	Microsoft Corp.	24,472,430
18,640	Motorola Solutions, Inc.	1,495,860
64,246	NetApp, Inc.	2,348,834
31,234	NVIDIA Corp.	2,879,775
143,741	Oracle Corp.	5,776,951
7,837	Palo Alto Networks, Inc.*	1,053,058
46,112	Paychex, Inc.	2,718,302
38,982	PayPal Holdings, Inc.*	1,531,213
42,034	QUALCOMM, Inc.	2,863,776
20,723	Red Hat, Inc.*	1,639,397
26,573	salesforce.com, Inc.*	1,913,256
49,864	Seagate Technology PLC	1,999,546
10,286	ServiceNow, Inc.*	855,281
27,850	Skyworks Solutions, Inc.	2,140,273
74,263	Symantec Corp.	1,811,275
29,522	Synopsys, Inc.*	1,785,491
81,591	Texas Instruments, Inc.	6,032,023
29,048	Total System Services, Inc.	1,429,743
18,952	Vantiv, Inc., Class A*	1,069,461
17,227	VeriSign, Inc.*	1,358,349

Shares	Description	Value
Common Stocks – (continued)
Information Technology – (continued)
59,303	Visa, Inc., Class A	$ 4,585,308
44,497	Western Digital Corp.	2,832,679
91,918	Western Union Co. (The)	1,933,036
644,760	Xerox Corp.	6,028,506
9,172	Xilinx, Inc.	495,105
8,801	Yahoo!, Inc.*	361,017

		246,809,776

Materials – 2.3%
3,702	Air Products & Chemicals, Inc.	534,791
13,760	Albemarle Corp.	1,207,853
6,438	Ashland Global Holdings, Inc.	725,563
5,763	Ball Corp.	432,571
6,278	Dow Chemical Co. (The)	349,810
39,615	Eastman Chemical Co.	2,975,879
9,972	Ecolab, Inc.	1,164,032
13,558	EI du Pont de Nemours & Co.	998,004
9,301	International Flavors & Fragrances, Inc.	1,125,886
14,979	International Paper Co.	729,777
5,350	LyondellBasell Industries NV, Class A	483,212
2,032	Martin Marietta Materials, Inc.	445,922
16,896	Monsanto Co.	1,735,388
35,545	Newmont Mining Corp.	1,153,080
48,839	Nucor Corp.	3,037,297
8,264	Packaging Corp. of America	700,457
10,609	PPG Industries, Inc.	1,017,721
8,555	Praxair, Inc.	1,029,166
19,950	Sealed Air Corp.	909,720
15,719	Sherwin-Williams Co. (The)	4,223,224
7,931	Vulcan Materials Co.	996,530

GOLDMAN SACHS ACTIVEBETA® U.S. LARGE CAP EQUITY ETF

Schedule of Investments (continued)

November 30, 2016 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Materials – (continued)
23,280	WestRock Co.	$ 1,191,936

		27,167,819

Real Estate – 3.1%
8,921	Alexandria Real Estate Equities, Inc. REIT	977,652
20,082	American Tower Corp. REIT	2,053,786
5,997	AvalonBay Communities, Inc. REIT	986,447
6,749	Boston Properties, Inc. REIT	836,066
39,430	Brixmor Property Group, Inc. REIT	960,120
57,940	CBRE Group, Inc., Class A*	1,682,578
26,398	Crown Castle International Corp. REIT	2,203,177
19,960	Digital Realty Trust, Inc. REIT	1,842,907
60,986	Duke Realty Corp. REIT	1,550,874
4,874	Equinix, Inc. REIT	1,651,116
12,836	Equity Residential REIT	770,288
4,919	Essex Property Trust, Inc. REIT	1,062,110
6,292	Extra Space Storage, Inc. REIT	441,447
6,695	Federal Realty Investment Trust REIT	940,112
30,817	General Growth Properties, Inc. REIT	780,903
6,941	HCP, Inc. REIT	204,968
115,325	Host Hotels & Resorts, Inc. REIT	2,057,398
16,246	Iron Mountain, Inc. REIT	536,118
36,521	Kimco Realty Corp. REIT	932,746
10,494	Macerich Co. (The) REIT	712,438
47,403	Prologis, Inc. REIT	2,412,813
3,932	Public Storage REIT	822,968
1,385	Quality Care Properties, Inc. REIT*	20,775

Shares	Description	Value
Common Stocks – (continued)
Real Estate – (continued)
30,655	Realty Income Corp. REIT	$ 1,699,513
8,913	Simon Property Group, Inc. REIT	1,601,220
6,033	SL Green Realty Corp. REIT	635,637
17,156	UDR, Inc. REIT	583,990
23,349	Ventas, Inc. REIT	1,410,747
152,136	VEREIT, Inc. REIT	1,261,207
9,754	Vornado Realty Trust REIT	953,453
26,852	Welltower, Inc. REIT	1,685,769
18,259	Weyerhaeuser Co. REIT	562,925

		36,834,268

Telecommunication Services – 2.3%
281,905	AT&T, Inc.	10,889,990
150,292	CenturyLink, Inc.	3,534,868
7,099	Level 3 Communications, Inc.*	390,942
5,886	SBA Communications Corp., Class A*	582,478
33,160	T-Mobile US, Inc.*	1,797,604
211,853	Verizon Communications, Inc.	10,571,465

		27,767,347

Utilities – 4.2%
73,733	AES Corp/VA	844,243
39,153	Alliant Energy Corp.	1,406,376
35,288	Ameren Corp.	1,733,347
30,563	American Electric Power Co., Inc.	1,804,745
24,906	American Water Works Co., Inc.	1,804,938
56,953	CenterPoint Energy, Inc.	1,358,899
44,838	CMS Energy Corp.	1,803,384
27,077	Consolidated Edison, Inc.	1,889,162
25,843	Dominion Resources, Inc.	1,894,033
20,047	DTE Energy Co.	1,866,175
30,224	Duke Energy Corp.	2,229,625

GOLDMAN SACHS ACTIVEBETA® U.S. LARGE CAP EQUITY ETF

Schedule of Investments (continued)

November 30, 2016 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Utilities – (continued)
30,275	Edison International	$ 2,082,012
29,776	Entergy Corp.	2,046,504
28,501	Eversource Energy	1,471,222
53,064	Exelon Corp.	1,725,111
118,959	FirstEnergy Corp.	3,722,227
31,281	NextEra Energy, Inc.	3,573,229
32,340	PG&E Corp.	1,901,592
22,545	Pinnacle West Capital Corp.	1,666,752
48,629	PPL Corp.	1,627,126
25,916	Public Service Enterprise Group, Inc.	1,070,590
24,740	SCANA Corp.	1,744,912
12,410	Sempra Energy	1,238,518
52,402	Southern Co. (The)	2,453,462
33,245	WEC Energy Group, Inc.	1,862,052
28,839	Westar Energy, Inc.	1,642,669
50,442	Xcel Energy, Inc.	1,967,742

		50,430,647

TOTAL INVESTMENTS – 99.6% (Cost $1,149,254,203)		$1,189,052,057

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.4%		4,442,834

NET ASSETS – 100.0%		$1,193,494,891

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security

Investment Abbreviations:
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

GOLDMAN SACHS ACTIVEBETA® U.S. LARGE CAP EQUITY ETF

Schedule of Investments (continued)

November 30, 2016 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At November 30, 2016, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$1,151,725,402

Gross unrealized gain	71,361,222
Gross unrealized loss	(34,034,567)

Net unrealized gain	$37,326,655

Additional information regarding the Fund is available in the Fund’s most recent Prospectus. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS HEDGE INDUSTRY VIP ETF

Schedule of Investments

November 30, 2016 (Unaudited)

Shares	Description	Value
Common Stocks – 99.9%
Consumer Discretionary – 18.2%
623	Amazon.com, Inc.*	$ 467,605
1,701	Charter Communications, Inc., Class A*	468,302
5,714	Dollar Tree, Inc.*	503,746
3,756	Expedia, Inc.	465,932
6,511	Liberty Broadband Corp., Class C*	464,300
14,842	Liberty Global PLC, Series C (United Kingdom)*	451,939
16,355	MGM Resorts International*	469,552
3,948	Netflix, Inc.*	461,916
301	Priceline Group, Inc. (The)*	452,608

		4,205,900

Consumer Staples – 3.9%
3,026	Constellation Brands, Inc., Class A	457,349
8,286	WhiteWave Foods Co. (The)*	456,476

		913,825

Energy – 6.3%
7,399	Anadarko Petroleum Corp.	511,641
2,578	Pioneer Natural Resources Co.	492,501
14,852	Williams Cos., Inc. (The)	455,956

		1,460,098

Financials – 17.8%
23,522	Ally Financial, Inc.	456,797
6,945	American International Group, Inc.	439,827
22,292	Bank of America Corp.	470,807
2,834	Berkshire Hathaway, Inc., Class B*	446,185
8,186	Citigroup, Inc.	461,609
14,496	Citizens Financial Group, Inc.	485,761
8,052	Intercontinental Exchange, Inc.	446,081
5,630	JPMorgan Chase & Co.	451,357

Shares	Description	Value
Common Stocks – (continued)
Financials – (continued)
8,411	Wells Fargo & Co.	$ 445,110

		4,103,534

Health Care – 9.5%
2,215	Allergan PLC*	430,374
1,392	Biogen, Inc.*	409,345
2,251	Humana, Inc.	478,653
7,046	Merck & Co., Inc.	431,145
5,704	St Jude Medical, Inc.	451,757

		2,201,274

Industrials – 8.2%
10,314	American Airlines Group, Inc.	478,982
9,430	Delta Air Lines, Inc.	454,338
5,712	Macquarie Infrastructure Corp.	468,041
7,112	United Continental Holdings, Inc.*	490,372

		1,891,733

Information Technology – 29.9%
4,986	Alibaba Group Holding Ltd. ADR (China)*	468,784
594	Alphabet, Inc., Class A*	460,873
4,234	Apple, Inc.	467,942
2,768	Baidu, Inc. ADR (China)*	462,118
2,733	Broadcom Ltd. (Singapore)	465,949
12,844	CommScope Holding Co., Inc.*	462,127
9,137	Dell Technologies, Inc., Class V*	489,378
3,890	Facebook, Inc., Class A*	460,654
11,621	Ingram Micro, Inc., Class A*	435,090
2,349	LinkedIn Corp., Class A*	458,619
4,426	Mastercard, Inc., Class A	452,337
7,702	Microsoft Corp.	464,122
11,534	PayPal Holdings, Inc.*	453,055
5,711	Visa, Inc., Class A	441,574
11,390	Yahoo!, Inc.*	467,218

		6,909,840

GOLDMAN SACHS HEDGE INDUSTRY VIP ETF

Schedule of Investments (continued)

November 30, 2016 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Materials – 4.1%
3,244	Air Products & Chemicals, Inc.	$ 468,628
4,563	Monsanto Co.	468,666

		937,294

Telecommunication Services – 2.0%
8,458	T-Mobile US, Inc.*	458,508

TOTAL INVESTMENTS – 99.9% (Cost $22,186,235)		$23,082,006

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.1%		18,143

NET ASSETS – 100.0%		$23,100,149

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security

Investment Abbreviations:
ADR	— American Depositary Receipt
PLC	— Public Limited Company

GOLDMAN SACHS HEDGE INDUSTRY VIP ETF

Schedule of Investments (continued)

November 30, 2016 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At November 30, 2016, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$22,186,235

Gross unrealized gain	1,179,899
Gross unrealized loss	(284,128)

Net unrealized gain	$895,771

Additional information regarding the Fund is available in the Fund’s most recent Prospectus. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS TREASURY ACCESS 0-1 YEAR ETF

Schedule of Investments

November 30, 2016 (Unaudited)

Principal	Description	Value
U.S. Treasury Notes – 55.9%
$2,084,400	U.S. Treasury Note, 0.88%, 02/28/17	$ 2,086,596
2,308,000	U.S. Treasury Note, 0.75%, 03/15/17	2,309,883
1,368,000	U.S. Treasury Note, 0.88%, 04/30/17	1,369,978
1,036,000	U.S. Treasury Note, 0.88%, 05/15/17	1,037,153
1,816,000	U.S. Treasury Note, 0.88%, 06/15/17	1,818,057
1,332,000	U.S. Treasury Note, 0.88%, 07/15/17	1,333,431
872,000	U.S. Treasury Note, 0.88%, 08/15/17	872,766
350,000	U.S. Treasury Note, 1.00%, 09/15/17	350,533

TOTAL U.S. TREASURY NOTES (Cost $11,180,459)		$11,178,397

U.S. Treasury Bills – 47.8%
$790,000	U.S. Treasury Bill, 12/01/16	$ 790,000
5,800,000	U.S. Treasury Bill, 04/27/17	5,787,152
3,000,000	U.S. Treasury Bill, 05/25/17	2,991,578

TOTAL U.S. TREASURY BILLS (Cost $9,569,548)		$ 9,568,730

TOTAL INVESTMENTS – 103.7% (Cost $20,750,007)		$20,747,127

LIABILITIES IN EXCESS OF OTHER ASSETS – (3.7)%		(742,687)

NET ASSETS – 100.0%		$20,004,440

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

GOLDMAN SACHS TREASURY ACCESS 0-1 YEAR ETF

Schedule of Investments (continued)

November 30, 2016 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At November 30, 2016, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$20,750,007

Gross unrealized gain	869
Gross unrealized loss	(3,749)

Net unrealized loss	$(2,880)

Additional information regarding the Fund is available in the Fund’s most recent Prospectus. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS ACTIVEBETA® ETF

Schedule of Investments (continued)

November 30, 2016 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Funds’ policy, transfers between different levels of the fair value hierarchy resulting from such changes are deemed to have occurred as of the beginning of the reporting period.

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ portfolio investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities are valued at the last bid price for long positions and at the last ask price for short positions. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price. These investments are generally classified as Level 2 of the fair value hierarchy.

Exchange Traded Funds — Investments in ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2.

Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations supplied by dealers or an independent pricing service approved by the Trustees. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. Short-term debt obligations that mature in sixty days or less and that do not exhibit signs of credit deterioration are valued using available market quotations as provided by a third party pricing vendor or broker. Prior to October 11, 2016, such securities were valued at amortized cost. With the exception of treasury securities of G8 countries (not held in money market funds), which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.

GOLDMAN SACHS ACTIVEBETA® ETF

Schedule of Investments (continued)

November 30, 2016 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

B. Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of the Funds’ investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. Significant events which could affect a large number of securities in a particular market may include, but are not limited to: significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions; or unscheduled market closings. Significant events which could also affect a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; ratings downgrades; and bankruptcies. At November 30, 2016 the Funds did not hold level 3 securities.

C. Fair Value Hierarchy — The following is a summary of the Funds’ investments and classified in the fair value hierarchy as of November 30, 2016:

ACTIVEBETA® EMERGING MARKETS EQUITY ETF

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
Africa	$54,396,359	$3,299,464	$—
Asia	571,583,072	20,118,551	—
Europe	14,989,152	—	—
North America	108,781,645	—	—
South America	70,696,269	27,482,796	—
Total	$820,446,497	$50,900,811	$—

ACTIVEBETA® EUROPE EQUITY ETF

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
Africa	$106,948	$—	$—
Europe	31,344,748	183,821	—
North America	291,347	—	—
Oceania	60,835	—	—
Total	$31,803,878	$183,821	$—

GOLDMAN SACHS ACTIVEBETA® ETF

Schedule of Investments (continued)

November 30, 2016 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

ACTIVEBETA® INTERNATIONAL EQUITY ETF

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
Africa	$561,503	$—	$—
Asia	81,352,725	—	—
Europe	164,699,792	1,350,689	—
North America	31,547,957	471	—
Oceania	19,936,390	—	—
Total	$298,098,367	$1,351,160	$—

ACTIVEBETA® JAPAN EQUITY ETF

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
Asia	$32,733,205	$—	$—
Total	$32,733,205	$—	$—

ACTIVEBETA® U.S. LARGE CAP EQUITY ETF

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
North America	$1,189,052,057	$—	$—
Total	$1,189,052,057	$—	$—

HEDGED INDUSTRY VIP ETF

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
Asia	$1,396,851	$—	$—
Europe	451,939	—	—
North America	21,233,216	—	—
Total	$23,082,006	$—	$—

TREASURY ACCESS 0-1 YEAR ETF

Investment Type	Level 1	Level 2	Level 3
Assets
US Government(a)
	$20,747,127	$—	$—
Total	$20,747,127	$—	$—

GOLDMAN SACHS ACTIVEBETA® ETF

Schedule of Investments (continued)

November 30, 2016 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile noted in table.

For further information regarding security characteristics, see the Schedules of Investments.

The Funds’ risks include, but are not limited to, the following:

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the United States. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which the Fund invests. The imposition of exchange controls, confiscations, trade restrictions (including tariffs) and other government restrictions by the United States or other governments, or from problems in share registration, settlement or custody may result in losses. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that the Fund also invests in securities of issuers located in emerging markets, these risks may be more pronounced.

Foreign Custody Risk — The Funds that invest in foreign securities may hold such securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some foreign custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over, or independent evaluation of, their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy.

Investments in emerging markets may be subject to even greater custody risks than investments in more developed markets. Custody services in emerging market countries are very often undeveloped and may be considerably less well regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

Index Risk — GSAM (the “Index Provider”) constructs each Fund’s Index in accordance with a rules-based methodology. A Fund will be negatively affected by general declines in the securities and asset classes represented in its Index. In addition, because the Funds are not “actively” managed, unless a specific security is removed from an Index, a Fund generally would not sell a security because the security’s issuer was in financial trouble. Market disruptions and regulatory restrictions could have an adverse effect on a Fund’s ability to adjust its exposure to the required levels in order to track the Index. A Fund also does not attempt to take defensive positions under any market conditions, including declining markets. Therefore, a Fund’s performance could be lower than funds that may actively shift their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline or a decline in the value of one or more issuers. The Index Provider relies on third party data it believes to be reliable in constructing each Index, but it does not guarantee the accuracy or availability of such third party data. Each Index is relatively new and has a limited performance history. Errors in index data, index computation or the construction of an Index in accordance with its methodology may occur from time to time and may not be identified and corrected by the Index Provider for a period of time or at all, which may have an adverse impact on the applicable Fund and its shareholders. In addition, neither a Fund, the Investment Adviser nor the Index Provider can guarantee the availability or timeliness of the production of the Index.

GOLDMAN SACHS ACTIVEBETA® ETF

Schedule of Investments (continued)

November 30, 2016 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Investments in Other Investment Companies Risk — As a shareholder of another investment company, including an ETF, a Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund. ETFs are subject to risks that do not apply to conventional mutual funds, including but not limited to the following: (i) the market price of the ETF’s shares may trade at a premium or a discount to their NAV; and (ii) an active trading market for an ETF’s shares may not develop or be maintained.

Market and Credit Risks — In the normal course of business, the Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, the Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Market Trading Risk — Each Fund faces numerous market trading risks, including disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of an active trading market for Shares. If a shareholder purchases Shares at a time when the market price is at a premium to the NAV or sells Shares at a time when the market price is at a discount to the NAV, the shareholder may sustain losses. The Investment Adviser cannot predict whether Shares will trade below, at or above their NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the securities of a Fund’s Index trading individually or in the aggregate at any point in time.

Tracking Error Risk — Tracking error is the divergence of a Fund’s performance from that of its Index. The performance of a Fund may diverge from that of its Index for a number of reasons. Tracking error may occur because of transaction costs, a Fund’s holding of cash, differences in accrual of dividends, changes to its Index or the need to meet new or existing regulatory requirements. Unlike a Fund, the returns of an Index are not reduced by investment and other operating expenses, including the trading costs associated with implementing changes to its portfolio of investments. Tracking error risk may be heightened during times of market volatility or other unusual market conditions.

Item 2. Controls and Procedures.

(a) The Registrant’s President/Chief Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

GOLDMAN SACHS ACTIVEBETA® ETF

Schedule of Investments (continued)

November 30, 2016 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Item 3. Exhibits.

(a) Separate certifications for the President/Chief Executive Officer and the Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-(a)) are filed herewith.

Item 2.	Controls and Procedures.

(a) The Registrant’s President/Chief Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) Separate certifications for the President/Chief Executive Officer and the Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Goldman Sachs ETF Trust

By (Signature and Title)*	/s/ James A. McNamara
James A. McNamara, President/Chief Executive Officer

Date January 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James A. McNamara
James A. McNamara, President/Chief Executive Officer

Date January 27, 2017

By (Signature and Title)*	/s/ Scott McHugh
Scott McHugh Principal Financial Officer

Date January 27, 2017

*	Print the name and title of each signing officer under his or her signature.